FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243
                                   ------------

                            FRANKLIN STRATEGIC SERIES
                        -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:   4/30
                           ----

Date of reporting period:  1/31/09
                           -------


Item 1. Schedule of Investments.

Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS

JANUARY 31, 2009

CONTENTS

Franklin Biotechnology Discovery Fund ....................................    3
Franklin Flex Cap Growth Fund ............................................    5
Franklin Focused Core Equity Fund ........................................    8
Franklin Growth Opportunities Fund .......................................   10
Franklin Natural Resources Fund ..........................................   13
Franklin Small Cap Growth Fund ...........................................   17
Franklin Small-Mid Cap Growth Fund .......................................   20
Franklin Strategic Income Fund ...........................................   23
Notes to Statements of Investments .......................................   41

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                               COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS 92.6%
          BIOTECHNOLOGY 74.1%
      (a) 3SBio Inc., ADR .............................................       China                  135,600         $      722,748
      (a) AEterna Zentaris Inc. .......................................      Canada                  401,100                268,737
      (a) Amgen Inc. ..................................................   United States              255,100             13,992,235
      (a) Anadys Pharmaceuticals Inc. .................................   United States              349,500              1,820,895
      (a) ARIAD Pharmaceuticals Inc. ..................................   United States              845,000              1,411,150
      (a) ArQule Inc. .................................................   United States              646,309              2,552,921
      (a) Biogen Idec Inc. ............................................   United States              304,461             14,812,028
      (a) BioMarin Pharmaceutical Inc. ................................   United States              183,500              3,534,210
      (a) Celgene Corp. ...............................................   United States              566,300             29,985,585
      (a) Cephalon Inc. ...............................................   United States              161,900             12,495,442
      (a) ConjuChem Biotechnologies Inc., wts., 12/31/11 ..............      Canada                2,343,750                     --
      (a) Cougar Biotechnology Inc. ...................................   United States               15,500                452,290
      (a) Curis Inc. ..................................................   United States              967,900                900,147
      (a) Facet Biotech Corp. .........................................   United States              183,560              1,116,045
      (a) Genentech Inc. ..............................................   United States              317,000             25,753,080
      (a) Gentium SpA, ADR ............................................       Italy                  851,600                553,540
      (a) Genzyme Corp. ...............................................   United States              430,600             29,676,952
      (a) Gilead Sciences Inc. ........................................   United States              701,700             35,625,309
      (a) Indevus Pharmaceuticals Inc. ................................   United States            1,006,900              5,356,708
      (a) Myriad Genetics Inc. ........................................   United States               59,800              4,459,286
      (a) Neurocrine Biosciences Inc. .................................   United States              375,300              1,245,996
      (a) Onyx Pharmaceuticals Inc. ...................................   United States              205,900              6,265,537
      (a) Orexigen Therapeutics Inc. ..................................   United States              476,754              1,911,783
      (a) OSI Pharmaceuticals Inc. ....................................   United States              188,800              6,721,280
          PDL BioPharma Inc. ..........................................   United States              917,800              5,892,276
      (a) Pharmasset Inc. .............................................   United States              142,800              1,627,920
      (a) RXi Pharmaceuticals Corp. ...................................   United States               19,072                 89,829
      (a) United Therapeutics Corp. ...................................   United States               30,800              2,092,860
      (a) VaxGen Inc. .................................................   United States              826,000                371,700
      (a) Vertex Pharmaceuticals Inc. .................................   United States              216,100              7,142,105
                                                                                                                     --------------
                                                                                                                        218,850,594
                                                                                                                     --------------
          LIFE SCIENCES TOOLS & SERVICES 6.8%
      (a) Helicos BioSciences Corp. ...................................   United States              639,100                581,581
      (a) Illumina Inc. ...............................................   United States              163,400              4,470,624
      (a) Life Technologies Corp. .....................................   United States              226,100              5,756,506
      (a) Sequenom Inc. ...............................................   United States              416,120              9,221,219
                                                                                                                     --------------
                                                                                                                         20,029,930
                                                                                                                     --------------
          PHARMACEUTICALS 11.7%
          Allergan Inc. ...............................................   United States               78,300              2,984,796
      (a) Ardea Biosciences Inc. ......................................   United States               88,000              1,095,600
      (a) Biodel Inc. .................................................   United States              175,900                777,478
      (a) BioForm Medical Inc. ........................................   United States            1,298,500              1,506,260
      (a) Cadence Pharmaceuticals Inc. ................................   United States              199,600              1,437,120
      (a) Cardiome Pharma Corp. .......................................      Canada                  576,828              3,091,798
      (a) Cypress Bioscience Inc. .....................................   United States              175,100              1,488,350
   (a, b) MacroChem Corp. .............................................   United States            2,250,000                 73,125


                     Quarterly Statements of Investments | 3

Franklin Strategic Series

          FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                               COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS (CONTINUED)
          PHARMACEUTICALS (CONTINUED)
      (a) Nuvo Research Inc. ..........................................      Canada                6,795,800         $      747,430
      (a) Nuvo Research Inc., wts., 7/13/09 ...........................      Canada                3,443,000                     --
      (a) Oculus Innovative Sciences Inc. .............................   United States              250,000                412,500
      (a) Penwest Pharmaceuticals Co. .................................   United States              369,400                653,838
          Shire PLC, ADR ..............................................  United Kingdom              134,900              5,891,083
      (a) Somaxon Pharmaceuticals Inc. ................................   United States              514,300              1,260,034
          Teva Pharmaceutical Industries Ltd., ADR ....................      Israel                  319,200             13,230,840
                                                                                                                     --------------
                                                                                                                         34,650,252
                                                                                                                     --------------
          TOTAL COMMON STOCKS AND WARRANTS (COST $254,276,950) ........                                                 273,530,776
                                                                                                                     --------------
          PREFERRED STOCKS (COST $5,065,937) 1.9%
          BIOTECHNOLOGY 1.9%
   (a, c) FibroGen Inc., pfd., E ......................................   United States            1,128,271              5,686,486
                                                                                                                     --------------

                                                                                                PRINCIPAL
                                                                                                AMOUNT(d)
                                                                                            ----------------
          CONVERTIBLE BONDS (COST $1,480,677) 0.2%
          BIOTECHNOLOGY 0.2%
      (e) ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%,
             12/31/10 .................................................      Canada                1,500,000    CAD         611,023
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $260,823,564) ......................................                                                 279,828,285
                                                                                                                     --------------
                                                                                                 SHARES
                                                                                            ----------------
          SHORT TERM INVESTMENTS (COST $17,846,145) 6.0%
          MONEY MARKET FUNDS 6.0%
      (f) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% .........................................   United States           17,846,145             17,846,145
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $278,669,709) 100.7% ................                                                 297,674,430
          OTHER ASSETS, LESS LIABILITIES (0.7)% .......................                                                  (2,262,082)
                                                                                                                     --------------
          NET ASSETS 100.0% ...........................................                                              $  295,412,348
                                                                                                                     ==============

See Abbreviations on page 49.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  See Note 5 regarding restricted and illiquid securities.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the value of this security was $611,023, representing 0.21% of net assets.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     4 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

       FRANKLIN FLEX CAP GROWTH FUND                                                                      SHARES         VALUE
       -----------------------------------------------------------------------------------------------  ----------  --------------
       COMMON STOCKS 95.7%
       AUTOMOBILES & COMPONENTS 0.3%
       Johnson Controls Inc. .........................................................................     500,000  $    6,255,000
                                                                                                                    --------------
       BANKS 0.7%
       Wells Fargo & Co. .............................................................................     699,800      13,226,220
                                                                                                                    --------------
       CAPITAL GOODS 6.3%
       AMETEK Inc. ...................................................................................     600,000      19,176,000
       Danaher Corp. .................................................................................     600,000      33,558,000
   (a) Jacobs Engineering Group Inc. .................................................................     200,000       7,734,000
       Precision Castparts Corp. .....................................................................     525,000      34,098,750
   (a) SunPower Corp., A .............................................................................     375,000      12,585,000
       United Technologies Corp. .....................................................................     250,000      11,997,500
                                                                                                                    --------------
                                                                                                                       119,149,250
                                                                                                                    --------------
       COMMERCIAL & PROFESSIONAL SERVICES 1.5%
   (a) Stericycle Inc. ...............................................................................     600,000      29,352,000
                                                                                                                    --------------
       CONSUMER SERVICES 1.0%
   (a) ITT Educational Services Inc. .................................................................     150,000      18,376,500
                                                                                                                    --------------
       DIVERSIFIED FINANCIALS 1.7%
       BlackRock Inc. ................................................................................     175,000      19,040,000
       T. Rowe Price Group Inc. ......................................................................     500,000      13,790,000
                                                                                                                    --------------
                                                                                                                        32,830,000
                                                                                                                    --------------
       ENERGY 6.5%
       Devon Energy Corp. ............................................................................     425,000      26,180,000
       Occidental Petroleum Corp. ....................................................................     200,000      10,910,000
   (a) Petrohawk Energy Corp. ........................................................................   1,250,000      24,637,500
       Schlumberger Ltd. .............................................................................     450,000      18,364,500
       Smith International Inc. ......................................................................     800,000      18,160,000
       XTO Energy Inc. ...............................................................................     675,000      25,035,750
                                                                                                                    --------------
                                                                                                                       123,287,750
                                                                                                                    --------------
       FOOD & STAPLES RETAILING 1.8%
       CVS Caremark Corp. ............................................................................   1,250,000      33,600,000
                                                                                                                    --------------
       FOOD, BEVERAGE & TOBACCO 2.8%
   (a) Hansen Natural Corp. ..........................................................................     600,000      20,100,000
       PepsiCo Inc. ..................................................................................     650,000      32,649,500
                                                                                                                    --------------
                                                                                                                        52,749,500
                                                                                                                    --------------
       HEALTH CARE EQUIPMENT & SERVICES 8.0%
       Baxter International Inc. .....................................................................     500,000      29,325,000
       C. R. Bard Inc. ...............................................................................     368,300      31,515,431
   (a) DaVita Inc. ...................................................................................     200,000       9,400,000
   (a) Express Scripts Inc. ..........................................................................     475,000      25,536,000
   (a) Masimo Corp. ..................................................................................     200,000       5,554,000
       Stryker Corp. .................................................................................     450,000      19,008,000
   (a) Varian Medical Systems Inc. ...................................................................     250,000       9,282,500
   (a) VCA Antech Inc. ...............................................................................   1,150,000      21,643,000
                                                                                                                    --------------
                                                                                                                       151,263,931
                                                                                                                    --------------


                     Quarterly Statements of Investments | 5

Franklin Strategic Series

       FRANKLIN FLEX CAP GROWTH FUND                                                                      SHARES         VALUE
       -----------------------------------------------------------------------------------------------  ----------  --------------
       COMMON STOCKS (CONTINUED)
       HOUSEHOLD & PERSONAL PRODUCTS 3.0%
       Clorox Co. ....................................................................................     500,000  $   25,075,000
       The Procter & Gamble Co. ......................................................................     600,000      32,700,000
                                                                                                                    --------------
                                                                                                                        57,775,000
                                                                                                                    --------------
       INSURANCE 1.4%
       AFLAC Inc. ....................................................................................     575,000      13,345,750
       Assurant Inc. .................................................................................     500,000      13,200,000
                                                                                                                    --------------
                                                                                                                        26,545,750
                                                                                                                    --------------
       MATERIALS 3.9%
       Ecolab Inc. ...................................................................................     905,300      30,743,988
       Praxair Inc. ..................................................................................     700,000      43,582,000
                                                                                                                    --------------
                                                                                                                        74,325,988
                                                                                                                    --------------
       MEDIA 1.2%
   (a) The DIRECTV Group Inc. ........................................................................     550,000      12,045,000
       The Walt Disney Co. ...........................................................................     500,000      10,340,000
                                                                                                                    --------------
                                                                                                                        22,385,000
                                                                                                                    --------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 13.5%
       Abbott Laboratories ...........................................................................     275,000      15,246,000
   (a) Celgene Corp. .................................................................................     650,000      34,417,500
   (a) Covance Inc. ..................................................................................     500,000      19,300,000
   (a) Genentech Inc. ................................................................................     550,000      44,682,000
   (a) Gilead Sciences Inc. ..........................................................................   1,275,000      64,731,750
       Johnson & Johnson .............................................................................     500,000      28,845,000
       Schering-Plough Corp. .........................................................................   1,800,000      31,608,000
   (a) Waters Corp. ..................................................................................     450,000      16,276,500
                                                                                                                    --------------
                                                                                                                       255,106,750
                                                                                                                    --------------
       RETAILING 2.4%
   (a) Amazon.com Inc. ...............................................................................     200,000      11,764,000
       PetSmart Inc. .................................................................................   1,100,000      20,647,000
       Target Corp. ..................................................................................     400,000      12,480,000
                                                                                                                    --------------
                                                                                                                        44,891,000
                                                                                                                    --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
   (a) Lam Research Corp. ............................................................................     350,000       7,073,500
       Microchip Technology Inc. .....................................................................   1,350,000      25,609,500
   (a) Microsemi Corp. ...............................................................................     603,684       5,070,945
                                                                                                                    --------------
                                                                                                                        37,753,945
                                                                                                                    --------------
       SOFTWARE & SERVICES 17.3%
       Accenture Ltd., A .............................................................................     800,000      25,248,000
   (a) Activision Blizzard Inc. ......................................................................   3,300,000      28,908,000
   (a) Adobe Systems Inc. ............................................................................     950,000      18,344,500
   (a) Alliance Data Systems Corp. ...................................................................     400,000      16,636,000
   (a) Autodesk Inc. .................................................................................     600,000       9,936,000
   (a) Concur Technologies Inc. ......................................................................     400,000       9,876,000
       FactSet Research Systems Inc. .................................................................     725,000      28,855,000
   (a) Google Inc., A ................................................................................     105,000      35,545,650


                     6 | Quarterly Statements of Investments

Franklin Strategic Series

       FRANKLIN FLEX CAP GROWTH FUND                                                                      SHARES         VALUE
       -----------------------------------------------------------------------------------------------  ----------  --------------
       COMMON STOCKS (CONTINUED)
       SOFTWARE & SERVICES (CONTINUED)
       MasterCard Inc., A ............................................................................     244,800  $   33,238,944
   (a) Nuance Communications Inc. ....................................................................   1,550,000      15,283,000
   (a) Oracle Corp. ..................................................................................   2,175,000      36,605,250
       Paychex Inc. ..................................................................................   1,050,000      25,504,500
   (a) Salesforce.com Inc. ...........................................................................     400,000      10,644,000
       Visa Inc., A ..................................................................................     650,000      32,077,500
                                                                                                                    --------------
                                                                                                                       326,702,344
                                                                                                                    --------------
       TECHNOLOGY HARDWARE & EQUIPMENT 13.6%
   (a) Apple Inc. ....................................................................................     467,600      42,144,788
   (a) Cisco Systems Inc. ............................................................................   3,000,000      44,910,000
   (a) FLIR Systems Inc. .............................................................................   1,933,500      48,279,495
       Hewlett-Packard Co. ...........................................................................   1,000,000      34,750,000
       QUALCOMM Inc. .................................................................................   1,500,000      51,825,000
   (a) Research In Motion Ltd. (Canada) ..............................................................     350,000      19,390,000
   (a) Trimble Navigation Ltd. .......................................................................   1,050,000      15,561,000
                                                                                                                    --------------
                                                                                                                       256,860,283
                                                                                                                    --------------
       TELECOMMUNICATION SERVICES 3.4%
   (a) American Tower Corp., A .......................................................................   1,500,000      45,510,000
(a, b) Anda Networks .................................................................................      36,443          28,061
   (a) NII Holdings Inc. .............................................................................   1,000,000      19,400,000
                                                                                                                    --------------
                                                                                                                        64,938,061
                                                                                                                    --------------
       TRANSPORTATION 2.9%
       C.H. Robinson Worldwide Inc. ..................................................................     600,000      27,588,000
       Expeditors International of Washington Inc. ...................................................   1,000,000      27,810,000
                                                                                                                    --------------
                                                                                                                        55,398,000
                                                                                                                    --------------
       UTILITIES 0.5%
       Allegheny Energy Inc. .........................................................................     300,000       9,972,000
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $2,061,152,812) .....................................................               1,812,744,272
                                                                                                                    --------------
       PREFERRED STOCKS (COST $9,999,998) 0.6%
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.6%
(a, b) FibroGen Inc., pfd., E ........................................................................   2,227,171      11,224,942
                                                                                                                    --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $2,071,152,810) .........................               1,823,969,214
                                                                                                                    --------------
       SHORT TERM INVESTMENTS (COST $66,443,907) 3.5%
       MONEY MARKET FUNDS 3.5%
   (c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.39% ..........................  66,443,907      66,443,907
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $2,137,596,717) 99.8% .................................................               1,890,413,121
       OTHER ASSETS, LESS LIABILITIES 0.2% ...........................................................                   3,056,523
                                                                                                                    --------------
       NET ASSETS 100.0% .............................................................................              $1,893,469,644
                                                                                                                    ==============

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 5 regarding restricted and illiquid securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 7

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN FOCUSED CORE EQUITY FUND                                   COUNTRY            SHARES                   VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS 94.7%
          CONSUMER DISCRETIONARY 9.2%
          Abercrombie & Fitch Co., A ..................................   United States                2,960         $       52,836
          CBS Corp., B ................................................   United States                4,920                 28,143
          Harley-Davidson Inc. ........................................   United States                5,840                 71,131
          Harman International Industries Inc. ........................   United States                3,800                 61,142
      (a) R.H. Donnelley Corp. ........................................   United States               13,440                  4,435
          Target Corp. ................................................   United States                4,950                154,440
                                                                                                                     --------------
                                                                                                                            372,127
                                                                                                                     --------------
          CONSUMER STAPLES 11.1%
          Corn Products International Inc. ............................   United States                5,610                129,872
          CVS Caremark Corp. ..........................................   United States                7,430                199,718
      (a) Hansen Natural Corp. ........................................   United States                3,550                118,925
                                                                                                                     --------------
                                                                                                                            448,515
                                                                                                                     --------------
          ENERGY 10.3%
          Marathon Oil Corp. ..........................................   United States                6,490                176,723
          Petroplus Holdings AG .......................................    Switzerland                 9,933                196,082
      (a) SEACOR Holdings Inc. ........................................   United States                  700                 45,528
                                                                                                                     --------------
                                                                                                                            418,333
                                                                                                                     --------------
          FINANCIALS 8.7%
      (a) Berkshire Hathaway Inc., B ..................................   United States                   50                149,450
          CapitalSource Inc. ..........................................   United States                8,200                 29,848
          Discover Financial Services .................................   United States               16,310                116,616
          iStar Financial Inc. ........................................   United States                5,400                  5,670
          Legg Mason Inc. .............................................   United States                3,280                 52,677
                                                                                                                     --------------
                                                                                                                            354,261
                                                                                                                     --------------
          HEALTH CARE 19.4%
      (a) Genentech Inc. ..............................................   United States                2,400                194,976
          Merck & Co. Inc. ............................................   United States                5,370                153,313
          Roche Holding AG ............................................    Switzerland                 1,370                192,973
          Schering-Plough Corp. .......................................   United States               10,520                184,731
          Wyeth .......................................................   United States                1,400                 60,158
                                                                                                                     --------------
                                                                                                                            786,151
                                                                                                                     --------------
          INDUSTRIALS 10.9%
          3M Co. ......................................................   United States                2,240                120,490
          Avery Dennison Corp. ........................................   United States                1,650                 39,980
          Precision Castparts Corp. ...................................   United States                2,920                189,654
          Rockwell Collins Inc. .......................................   United States                2,480                 93,446
                                                                                                                     --------------
                                                                                                                            443,570
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 16.9%
      (a) Apple Inc. ..................................................   United States                  420                 37,855
      (a) Autodesk Inc. ...............................................   United States                7,430                123,041
          Corning Inc. ................................................   United States                4,370                 44,181
      (a) Lam Research Corp. ..........................................   United States                4,940                 99,837
          MasterCard Inc., A ..........................................   United States                1,010                137,138
          Maxim Integrated Products Inc. ..............................   United States               11,990                158,628


                     8 | Quarterly Statements of Investments

Franklin Strategic Series

          FRANKLIN FOCUSED CORE EQUITY FUND                                   COUNTRY            SHARES                   VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS (CONTINUED)
          INFORMATION TECHNOLOGY (CONTINUED)
          Nokia Corp., ADR ............................................      Finland                   4,820         $       59,141
      (a) VeriFone Holdings Inc. ......................................   United States                5,170                 23,937
                                                                                                                     --------------
                                                                                                                            683,758
                                                                                                                     --------------
          MATERIALS 4.3%
          Celanese Corp., A ...........................................   United States               16,410                174,767
      (a) Intrepid Potash Inc. ........................................   United States                   90                  1,834
                                                                                                                     --------------
                                                                                                                            176,601
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 3.9%
      (a) NII Holdings Inc. ...........................................   United States                8,130                157,722
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $6,258,387) .......................                                                   3,841,038
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCKS 4.4%
          CONSUMER STAPLES 1.5%
          Bunge Ltd., 5.125%, cvt. pfd. ...............................   United States                  147                 58,800
                                                                                                                     --------------
          HEALTH CARE 2.9%
          Mylan Inc., 6.50%, cvt. pfd .................................   United States                  174                119,472
                                                                                                                     --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $155,178) ..........                                                     178,272
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $6,413,565) ........................................                                                   4,019,310
                                                                                                                     --------------
          SHORT TERM INVESTMENTS (COST $28,238) 0.7%
          MONEY MARKET FUNDS 0.7%
      (b) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% .........................................   United States               28,238                 28,238
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $6,441,803) 99.8% ...................                                                   4,047,548
          OTHER ASSETS, LESS LIABILITIES 0.2% .........................                                                       7,849
                                                                                                                     --------------
          NET ASSETS 100.0% ...........................................                                              $    4,055,397
                                                                                                                     ==============

See Abbreviations on page 49.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN GROWTH OPPORTUNITIES FUND                                  COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS 95.5%
          CONSUMER DISCRETIONARY 8.6%
          Abercrombie & Fitch Co., A ..................................   United States               46,300         $      826,455
          Guess? Inc. .................................................   United States              141,800              2,281,562
      (a) ITT Educational Services Inc. ...............................   United States               57,000              6,983,070
          NIKE Inc., B ................................................   United States               33,500              1,515,875
          Strayer Education Inc. ......................................   United States               22,800              4,934,604
      (a) WMS Industries Inc. .........................................   United States               45,100              1,002,122
                                                                                                                     --------------
                                                                                                                         17,543,688
                                                                                                                     --------------
          CONSUMER STAPLES 1.7%
          Bunge Ltd. ..................................................   United States               22,900                983,326
      (a) Hansen Natural Corp. ........................................   United States               77,300              2,589,550
                                                                                                                     --------------
                                                                                                                          3,572,876
                                                                                                                     --------------
          ENERGY 8.5%
      (a) Alpha Natural Resources Inc. ................................   United States               46,700                762,144
      (a) Continental Resources Inc. ..................................   United States               99,500              2,056,665
      (a) FMC Technologies Inc. .......................................   United States               84,280              2,493,845
      (a) McMoRan Exploration Co. .....................................   United States              298,300              1,995,627
      (a) Petrohawk Energy Corp. ......................................   United States              170,300              3,356,613
          Schlumberger Ltd. ...........................................   United States               66,280              2,704,887
      (a) Southwestern Energy Co. .....................................   United States               87,700              2,775,705
          XTO Energy Inc. .............................................   United States               31,100              1,153,499
                                                                                                                     --------------
                                                                                                                         17,298,985
                                                                                                                     --------------
          FINANCIALS 3.4%
          BlackRock Inc. ..............................................   United States               32,580              3,544,704
          Charles Schwab Corp. ........................................   United States               99,100              1,346,769
      (a) MSCI Inc., A ................................................   United States              118,000              2,048,480
                                                                                                                     --------------
                                                                                                                          6,939,953
                                                                                                                     --------------
          HEALTH CARE 21.4%
          Allergan Inc. ...............................................   United States               53,100              2,024,172
      (a) Celgene Corp. ...............................................   United States              158,500              8,392,575
      (a) Covance Inc. ................................................   United States               25,660                990,476
      (a) Genentech Inc. ..............................................   United States               36,900              2,997,756
      (a) Gilead Sciences Inc. ........................................   United States              149,560              7,593,161
      (a) Illumina Inc. ...............................................   United States              206,000              5,636,160
      (a) Myriad Genetics Inc. ........................................   United States               85,190              6,352,618
          Perrigo Co. .................................................   United States               62,200              1,825,570
      (a) Psychiatric Solutions Inc. ..................................   United States               91,500              2,379,000
          Roche Holding AG, ADR .......................................    Switzerland                57,400              2,015,314
      (a) Sequenom Inc. ...............................................   United States              153,800              3,408,208
                                                                                                                     --------------
                                                                                                                         43,615,010
                                                                                                                     --------------
          INDUSTRIALS 12.5%
          ABB Ltd., ADR ...............................................    Switzerland               205,100              2,676,555
          AMETEK Inc. .................................................   United States              104,600              3,343,016
      (a) BE Aerospace Inc. ...........................................   United States               93,800                907,046
          C.H. Robinson Worldwide Inc. ................................   United States              102,730              4,723,525
          Copa Holdings SA ............................................       Panama                  34,500                905,280


                    10 | Quarterly Statements of Investments

Franklin Strategic Series

          FRANKLIN GROWTH OPPORTUNITIES FUND                                  COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS (CONTINUED)
          INDUSTRIALS (CONTINUED)
          Expeditors International of Washington Inc. .................   United States               71,200         $    1,980,072
      (a) First Solar Inc. ............................................   United States               10,700              1,527,960
      (a) Huron Consulting Group Inc. .................................   United States               45,000              2,249,100
      (a) Jacobs Engineering Group Inc. ...............................   United States               22,700                877,809
          Precision Castparts Corp. ...................................   United States               63,730              4,139,264
      (a) Ryanair Holdings PLC, ADR ...................................      Ireland                  55,200              1,325,904
      (a) SunPower Corp., A ...........................................   United States               22,900                768,524
                                                                                                                     --------------
                                                                                                                         25,424,055
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 30.9%
          Accenture Ltd., A ...........................................   United States               32,500              1,025,700
      (a) Activision Blizzard Inc. ....................................   United States              432,500              3,788,700
      (a) Adobe Systems Inc. ..........................................   United States               79,300              1,531,283
      (a) Alliance Data Systems Corp. .................................   United States               46,600              1,938,094
      (a) ANSYS Inc. ..................................................   United States               68,000              1,690,480
      (a) Apple Inc. ..................................................   United States               63,800              5,750,294
      (a) Broadcom Corp., A ...........................................   United States               30,600                485,010
      (a) Cisco Systems Inc. ..........................................   United States              118,700              1,776,939
      (a) Concur Technologies Inc. ....................................   United States              131,350              3,243,031
      (a) DealerTrack Holdings Inc. ...................................   United States               49,900                568,361
   (a, b) Dilithium Networks Inc., wts., 3/20/09 ......................   United States               12,447                     --
      (a) Dolby Laboratories Inc., A ..................................   United States               42,600              1,088,856
      (a) Equinix Inc. ................................................   United States               29,500              1,573,825
      (a) FLIR Systems Inc. ...........................................   United States              267,400              6,676,978
      (a) FormFactor Inc. .............................................   United States              104,400              1,624,464
      (a) Google Inc., A ..............................................   United States               13,490              4,566,770
          Harris Corp. ................................................   United States              107,530              4,654,974
      (a) Hittite Microwave Corp. .....................................   United States               33,700                863,394
          MasterCard Inc., A ..........................................   United States               34,900              4,738,722
      (a) Netlogic Microsystems Inc. ..................................   United States               51,100              1,083,831
          QUALCOMM Inc. ...............................................   United States              152,980              5,285,459
      (a) Riverbed Technology Inc. ....................................   United States               89,685                910,303
      (a) SAIC Inc. ...................................................   United States               72,200              1,425,228
      (a) Tandberg ASA ................................................       Norway                  97,000              1,202,135
      (a) Trimble Navigation Ltd. .....................................   United States              126,740              1,878,287
          Visa Inc., A ................................................   United States               77,200              3,809,820
                                                                                                                     --------------
                                                                                                                         63,180,938
                                                                                                                     --------------
          MATERIALS 2.2%
          Ecolab Inc. .................................................   United States               57,100              1,939,116
          Monsanto Co. ................................................   United States               34,400              2,616,464
                                                                                                                     --------------
                                                                                                                          4,555,580
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 5.8%
      (a) MetroPCS Communications Inc. ................................   United States               69,400                943,146
      (a) NII Holdings Inc. ...........................................   United States              273,480              5,305,512
      (a) SBA Communications Corp. ....................................   United States              279,460              5,561,254
                                                                                                                     --------------
                                                                                                                         11,809,912
                                                                                                                     --------------


                    Quarterly Statements of Investments | 11

Franklin Strategic Series

          FRANKLIN GROWTH OPPORTUNITIES FUND                                  COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS (CONTINUED)
          UTILITIES 0.5%
          Allegheny Energy Inc. .......................................   United States               30,300         $    1,007,172
                                                                                                                     --------------
          TOTAL COMMON STOCKS AND WARRANTS (COST $204,830,083) ........                                                 194,948,169
                                                                                                                     --------------
          PREFERRED STOCKS 0.3%
          INFORMATION TECHNOLOGY 0.3%
   (a, b) Dilithium Networks Inc., depository receipt, D, pfd., 144A,
             PIPES ....................................................   United States              374,806                547,217
   (a, b) Dilithium Networks Inc., pfd., D, 11.00%, 3/20/09 ...........   United States               14,501                 14,501
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $887,801) ......................                                                     561,718
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $205,717,884) ......................................                                                 195,509,887
                                                                                                                     --------------
          SHORT TERM INVESTMENTS (COST $7,352,872) 3.6%
          MONEY MARKET FUNDS 3.6%
      (c) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% .........................................   United States            7,352,872              7,352,872
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $213,070,756) 99.4% .................                                                 202,862,759
          OTHER ASSETS, LESS LIABILITIES 0.6% .........................                                                   1,302,934
                                                                                                                     --------------
          NET ASSETS 100.0% ...........................................                                              $  204,165,693
                                                                                                                     ==============

See Abbreviations on page 49.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 5 regarding restricted and illiquid securities.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN NATURAL RESOURCES FUND                                     COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS 91.1%
          AGRICULTURAL PRODUCTS 0.9%
          Bunge Ltd. ..................................................   United States               90,000         $    3,864,600
                                                                                                                     --------------
          ALUMINUM 0.4%
          Alcoa Inc. ..................................................   United States              200,000              1,558,000
                                                                                                                     --------------
          COAL & CONSUMABLE FUELS 3.0%
      (a) Alpha Natural Resources Inc. ................................   United States               70,000              1,142,400
   (a, b) Energy Coal Resources, 144A .................................   United States              199,375              1,353,756
      (a) Patriot Coal Corp. ..........................................   United States              216,000              1,108,080
          Peabody Energy Corp. ........................................   United States              260,000              6,500,000
      (a) Uranium One Inc. ............................................      Canada                1,778,500              2,680,537
                                                                                                                     --------------
                                                                                                                         12,784,773
                                                                                                                     --------------
          CONSTRUCTION & ENGINEERING 0.1%
          Boart Longyear Group ........................................     Australia              5,703,000                688,555
                                                                                                                     --------------
          CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 0.3%
      (a) Terex Corp. .................................................   United States              100,000              1,184,000
                                                                                                                     --------------
          DIVERSIFIED CHEMICALS 0.0%(c)
   (a, d) Solutia Inc. ................................................   United States                  789                  3,085
   (a, d) Solutia Inc., wts., 2/28/13 .................................   United States                5,878                    294
                                                                                                                     --------------
                                                                                                                              3,379
                                                                                                                     --------------
          DIVERSIFIED METALS & MINING 5.3%
      (a) African Copper PLC ..........................................  United Kingdom            2,400,000                 39,106
          BHP Billiton PLC, ADR .......................................  United Kingdom              185,000              6,258,550
      (a) First Uranium Corp. .........................................   South Africa               390,000              1,429,794
   (a, e) First Uranium Corp., 144A ...................................      Canada                  205,200                752,291
          Freeport-McMoRan Copper & Gold Inc., B ......................   United States              100,000              2,514,000
      (a) Mineral Deposits Ltd. .......................................     Australia              3,612,000              1,491,910
      (a) Mirabela Nickel Ltd. ........................................     Australia                380,000                321,968
   (a, e) Mirabela Nickel Ltd., 144A ..................................     Australia                131,250                111,206
      (a) Nautilus Minerals Inc. ......................................      Canada                  817,000                732,168
   (a, e) Nautilus Minerals Inc.,144A .................................      Canada                  474,000                424,783
   (a, e) Nautilus Minerals Inc., wts.,144A, 2/20/09 ..................      Canada                  237,000                     --
      (b) OZ Minerals Ltd. ............................................     Australia              3,900,000              1,022,280
      (a) PanAust Ltd. ................................................     Australia              4,670,848                400,692
   (a, e) PanAust Ltd., 144A ..........................................     Australia              4,180,000                358,585
          Rio Tinto PLC, ADR ..........................................  United Kingdom               24,000              2,082,000
          Southern Copper Corp. .......................................   United States              220,000              3,066,800
          Xstrata PLC .................................................    Switzerland               162,000              1,339,093
                                                                                                                     --------------
                                                                                                                         22,345,226
                                                                                                                     --------------
          ELECTRICAL COMPONENTS & EQUIPMENT 0.1%
      (a) JA Solar Holdings Co. Ltd., ADR .............................       China                   90,000                239,400
                                                                                                                     --------------
          GOLD 5.8%
          AngloGold Ashanti Ltd., ADR .................................   South Africa               120,090              3,445,382
          Barrick Gold Corp. ..........................................      Canada                  115,000              4,311,350
(a, e, f) Centamin Egypt Ltd., 144A ...................................     Australia              2,000,000              1,189,458
      (e) Franco-Nevada Corp., 144A ...................................      Canada                  220,000              4,561,489


                    Quarterly Statements of Investments | 13

Franklin Strategic Series

          FRANKLIN NATURAL RESOURCES FUND                                     COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS (CONTINUED)
          GOLD (CONTINUED)
      (a) Jinshan Gold Mines Inc. .....................................      Canada                  378,300         $      175,674
   (a, e) Jinshan Gold Mines Inc., 144A ...............................      Canada                1,241,000                576,293
          Newcrest Mining Ltd. ........................................     Australia                300,000              5,909,685
      (f) Newmont Mining Corp. ........................................   United States               90,000              3,580,200
      (a) Orezone Resources Inc. ......................................      Canada                1,046,000                596,220
                                                                                                                     --------------
                                                                                                                         24,345,751
                                                                                                                     --------------
          INTEGRATED OIL & GAS 15.8%
          Chevron Corp. ...............................................   United States              129,203              9,111,395
          ConocoPhillips ..............................................   United States              147,000              6,986,910
          Exxon Mobil Corp. ...........................................   United States               95,000              7,265,600
          Hess Corp. ..................................................   United States              105,000              5,839,050
          Marathon Oil Corp. ..........................................   United States              537,000             14,622,510
          Murphy Oil Corp. ............................................   United States              125,000              5,522,500
          Occidental Petroleum Corp. ..................................   United States              228,000             12,437,400
          Petroleo Brasileiro SA, ADR .................................      Brazil                   68,000              1,781,600
          Total SA, B, ADR ............................................      France                   69,000              3,434,820
                                                                                                                     --------------
                                                                                                                         67,001,785
                                                                                                                     --------------
          MARINE 0.4%
          Aries Maritime Transport Ltd. ...............................      Bermuda                 387,850                298,644
          Genco Shipping & Trading Ltd. ...............................   United States              103,000              1,601,650
                                                                                                                     --------------
                                                                                                                          1,900,294
                                                                                                                     --------------
          OIL & GAS DRILLING 3.6%
      (a) Nabors Industries Ltd. ......................................      Bermuda                 186,000              2,036,700
          Noble Corp. .................................................   United States              143,000              3,882,450
          Rowan Cos. Inc. .............................................   United States              114,000              1,443,240
      (a) Transocean Ltd. .............................................   United States              145,000              7,919,900
                                                                                                                     --------------
                                                                                                                         15,282,290
                                                                                                                     --------------
          OIL & GAS EQUIPMENT & SERVICES 21.0%
          Baker Hughes Inc. ...........................................   United States               71,000              2,365,720
      (a) Cal Dive International Inc. .................................   United States              285,000              1,806,900
      (a) Cameron International Corp. .................................   United States              225,000              5,211,000
      (a) Dresser-Rand Group Inc. .....................................   United States              147,000              2,863,560
      (a) Dril-Quip Inc. ..............................................   United States              261,000              6,394,500
      (a) FMC Technologies Inc. .......................................   United States              285,000              8,433,150
      (a) Global Industries Ltd. ......................................   United States              665,000              2,294,250
          Halliburton Co. .............................................   United States              732,000             12,627,000
      (a) Helix Energy Solutions Group Inc. ...........................   United States              437,000              2,250,550
      (a) Hornbeck Offshore Services Inc. .............................   United States              126,000              2,235,240
      (a) National Oilwell Varco Inc. .................................   United States              320,000              8,460,800
      (a) North American Energy Partners ..............................      Canada                  255,000                527,850
      (a) Oil States International Inc. ...............................   United States              118,000              2,160,580
      (a) PHI Inc., non-voting ........................................   United States               74,000                889,480
          Schlumberger Ltd. ...........................................   United States              205,000              8,366,050
          Smith International Inc. ....................................   United States              430,000              9,761,000


                    14 | Quarterly Statements of Investments

Franklin Strategic Series

          FRANKLIN NATURAL RESOURCES FUND                                     COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS AND WARRANTS (CONTINUED)
          OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
      (a) Superior Energy Services Inc. ...............................   United States              144,500         $    2,251,310
      (a) T-3 Energy Services Inc. ....................................   United States              190,000              2,422,500
      (a) Tesco Corp. .................................................      Canada                  285,000              2,832,900
      (a) Weatherford International Ltd. ..............................   United States              400,000              4,412,000
                                                                                                                     --------------
                                                                                                                         88,566,340
                                                                                                                     --------------
          OIL & GAS EXPLORATION & PRODUCTION 27.0%
          Addax Petroleum Corp. .......................................      Canada                  225,000              3,592,814
      (e) Addax Petroleum Corp., 144A .................................      Canada                  150,000              2,395,210
      (a) Bill Barrett Corp. ..........................................   United States              190,000              4,200,900
      (a) Carrizo Oil & Gas Inc. ......................................   United States              171,900              2,382,534
      (a) Continental Resources Inc. ..................................   United States              205,000              4,237,350
          Devon Energy Corp. ..........................................   United States              170,100             10,478,160
          EOG Resources Inc. ..........................................   United States              128,000              8,674,560
      (a) Mariner Energy Inc. .........................................   United States              488,390              4,835,061
      (a) McMoRan Exploration Co. .....................................   United States              530,000              3,545,700
          Noble Energy Inc. ...........................................   United States              210,000             10,275,300
   (a, b) Northern Oil & Gas Inc., 144A ...............................   United States              317,000                951,634
      (a) Petrohawk Energy Corp. ......................................   United States              800,000             15,768,000
          Range Resources Corp. .......................................   United States              285,000             10,214,400
      (a) Southwestern Energy Co. .....................................   United States              540,000             17,091,000
          XTO Energy Inc. .............................................   United States              415,000             15,392,350
                                                                                                                     --------------
                                                                                                                        114,034,973
                                                                                                                     --------------
          OIL & GAS REFINING & MARKETING 4.2%
          Aegean Marine Petroleum Network Inc. ........................   United States              150,000              2,566,500
      (a) CVR Energy Inc. .............................................   United States              317,000              1,619,870
          Holly Corp. .................................................   United States              130,000              3,038,100
          Petroplus Holdings AG .......................................    Switzerland                94,000              1,855,610
          Valero Energy Corp. .........................................   United States              354,000              8,538,480
                                                                                                                     --------------
                                                                                                                         17,618,560
                                                                                                                     --------------
          OIL & GAS STORAGE & TRANSPORTATION 1.0%
          DHT Maritime Inc. ...........................................  Jersey Islands              370,600              2,301,426
          General Maritime Corp. ......................................   United States              177,000              1,879,740
                                                                                                                     --------------
                                                                                                                          4,181,166
                                                                                                                     --------------
          PRECIOUS METALS & MINERALS 2.0%
          Fresnillo PLC ...............................................  United Kingdom              143,000                735,791
      (e) Fresnillo PLC, 144A .........................................  United Kingdom              427,400              2,199,140
      (a) Gammon Gold Inc. ............................................      Canada                  475,000              3,134,547
          Hochschild Mining PLC .......................................  United Kingdom               78,800                170,418
          Impala Platinum Holdings Ltd. ...............................   South Africa               190,000              2,214,091
                                                                                                                     --------------
                                                                                                                          8,453,987
                                                                                                                     --------------
          SPECIALTY CHEMICALS 0.2%
      (a) Flotek Industries Inc. ......................................   United States              293,000                846,770
                                                                                                                     --------------
          TOTAL COMMON STOCKS AND WARRANTS
             (COST $547,406,256) ......................................                                                 384,899,849
                                                                                                                     --------------


                    Quarterly Statements of Investments | 15

Franklin Strategic Series

          FRANKLIN NATURAL RESOURCES FUND                                     COUNTRY        SHARES/WARRANTS              VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CONVERTIBLE PREFERRED STOCKS (COST $3,801,600) 1.0%
          OIL & GAS EXPLORATION & PRODUCTION 1.0%
   (a, e) Sandridge Energy Inc., 8.50%, cvt., pfd., 144A ..............   United States               40,000         $    4,112,400
                                                                                                                     --------------
          PREFERRED STOCKS 2.2%
          DIVERSIFIED METALS & MINING 0.9%
          Companhia Vale do Rio Doce, ADR, pfd., A ....................      Brazil                  298,000              3,617,720
                                                                                                                     --------------
          INTEGRATED OIL & GAS 1.3%
          Petroleo Brasileiro SA, ADR, pfd. ...........................      Brazil                  260,000              5,631,600
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $9,080,378) ....................                                                   9,249,320
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $560,288,234) ......................................                                                 398,261,569
                                                                                                                     --------------
          SHORT TERM INVESTMENTS (COST $22,065,916) 5.2%
          MONEY MARKET FUNDS 5.2%
      (g) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% .........................................   United States           22,065,916             22,065,916
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $582,354,150) 99.5% .................                                                 420,327,485
          OTHER ASSETS, LESS LIABILITIES 0.5% .........................                                                   2,042,203
                                                                                                                     --------------
          NET ASSETS 100.0% ...........................................                                              $  422,369,688
                                                                                                                     ==============

See Abbreviations on page 49.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 5 regarding restricted and illiquid securities.

(c)  Rounds to less than 0.1% of net assets.

(d)  See Note 7 regarding other considerations.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $16,680,855, representing 3.95% of net assets.

(f)  Security purchased on a delayed delivery basis.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    16 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN SMALL CAP GROWTH FUND                                                                 SHARES          VALUE
          ------------------------------------------------------------------------------------------   ----------   --------------
          COMMON STOCKS 101.0%
          CONSUMER DISCRETIONARY 12.5%
      (a) Capella Education Co. ....................................................................       45,100   $    2,495,383
      (a) Drew Industries Inc. .....................................................................      254,600        2,194,652
      (a) FGX International Holdings Ltd. (Virgin Islands (British)) ...............................      447,424        5,548,058
      (a) Gaiam Inc., A ............................................................................      362,500        1,294,125
      (a) K12 Inc. .................................................................................      143,400        2,287,230
      (a) Lions Gate Entertainment Corp. ...........................................................      779,000        4,370,190
      (a) Panera Bread Co. .........................................................................       40,900        1,921,482
      (a) Shuffle Master Inc. ......................................................................    1,162,400        3,940,536
          Strayer Education Inc. ...................................................................       16,300        3,527,809
      (a) Tenneco Inc. .............................................................................      277,700          510,968
      (a) Tractor Supply Co. .......................................................................       55,500        1,870,905
      (a) Universal Technical Institute Inc. .......................................................      199,400        3,495,482
                                                                                                                    --------------
                                                                                                                        33,456,820
                                                                                                                    --------------
          CONSUMER STAPLES 5.2%
      (a) Hain Celestial Group Inc. ................................................................      318,300        4,844,526
      (a) Hansen Natural Corp. .....................................................................      161,900        5,423,650
      (a) TreeHouse Foods Inc. .....................................................................      134,000        3,536,260
                                                                                                                    --------------
                                                                                                                        13,804,436
                                                                                                                    --------------
          ENERGY 6.7%
      (a) Alpha Natural Resources Inc. .............................................................       44,100          719,712
      (a) Bill Barrett Corp. .......................................................................      151,200        3,343,032
      (a) Dril-Quip Inc. ...........................................................................      128,400        3,145,800
      (a) Helix Energy Solutions Group Inc. ........................................................      237,600        1,223,640
      (a) Mariner Energy Inc. ......................................................................      430,700        4,263,930
      (a) McMoRan Exploration Co. ..................................................................      413,800        2,768,322
      (a) Superior Energy Services Inc. ............................................................      153,300        2,388,414
                                                                                                                    --------------
                                                                                                                        17,852,850
                                                                                                                    --------------
          FINANCIALS 5.4%
      (a) Affiliated Managers Group Inc. ...........................................................       98,100        3,942,639
          Assured Guaranty Ltd. ....................................................................      170,500        1,300,915
          FelCor Lodging Trust Inc. ................................................................      514,300          745,735
          iStar Financial Inc. .....................................................................      441,400          463,470
      (a) MSCI Inc., A .............................................................................      168,900        2,932,104
          optionsXpress Holdings Inc. ..............................................................      201,100        2,189,979
          Waddell & Reed Financial Inc., A .........................................................      194,000        2,739,280
                                                                                                                    --------------
                                                                                                                        14,314,122
                                                                                                                    --------------
          HEALTH CARE 15.2%
      (a) American Medical Systems Holdings Inc. ...................................................      437,200        4,678,040
      (a) Cadence Pharmaceuticals Inc. .............................................................      378,500        2,725,200
      (a) Community Health Systems Inc. ............................................................      175,800        3,276,912
      (a) Dexcom Inc. ..............................................................................      445,200        1,437,996
      (a) Impax Laboratories Inc. ..................................................................      208,300          933,184
      (a) MWI Veterinary Supply Inc. ...............................................................      106,400        2,226,952
      (a) Myriad Genetics Inc. .....................................................................       69,300        5,167,701
      (a) PAREXEL International Corp. ..............................................................      309,800        3,063,922


                    Quarterly Statements of Investments | 17

Franklin Strategic Series

          FRANKLIN SMALL CAP GROWTH FUND                                                                 SHARES          VALUE
          ------------------------------------------------------------------------------------------   ----------   --------------
          COMMON STOCKS (CONTINUED)
          HEALTH CARE (CONTINUED)
      (a) Penwest Pharmaceuticals Co. ..............................................................      500,300   $      885,531
      (a) Psychiatric Solutions Inc. ...............................................................      244,800        6,364,800
      (a) Sequenom Inc. ............................................................................      263,100        5,830,296
      (a) VCA Antech Inc. ..........................................................................      217,900        4,100,878
                                                                                                                    --------------
                                                                                                                        40,691,412
                                                                                                                    --------------
          INDUSTRIALS 11.2%
      (a) Allegiant Travel Co. .....................................................................      135,900        4,859,784
          Applied Signal Technology Inc. ...........................................................       87,497        1,534,697
      (a) BE Aerospace Inc. ........................................................................      391,600        3,786,772
      (a) Force Protection Inc. ....................................................................      616,100        3,702,761
      (a) FTI Consulting Inc. ......................................................................       93,400        3,830,334
      (a) Huron Consulting Group Inc. ..............................................................      101,600        5,077,968
      (a) Mobile Mini Inc. .........................................................................      315,000        3,981,600
      (a) Orbital Sciences Corp. ...................................................................      124,500        2,087,865
          Pacer International Inc. .................................................................      113,700          977,820
                                                                                                                    --------------
                                                                                                                        29,839,601
                                                                                                                    --------------
          INFORMATION TECHNOLOGY 40.5%
      (a) Advanced Analogic Technologies Inc. ......................................................      199,700          601,097
      (a) ANSYS Inc. ...............................................................................      182,900        4,546,894
      (a) Atheros Communications ...................................................................      257,000        3,086,570
      (a) Bottomline Technologies Inc. .............................................................      748,304        4,998,671
      (a) Coherent Inc. ............................................................................      215,000        3,889,350
      (a) Compellent Technologies Inc. .............................................................      228,836        2,768,916
      (a) CyberSource Corp. ........................................................................      280,400        3,345,172
      (a) DealerTrack Holdings Inc. ................................................................      284,300        3,238,177
      (a) DivX Inc. ................................................................................      194,300          977,329
      (a) EPIQ Systems Inc. ........................................................................      209,800        3,717,656
      (a) FARO Technologies Inc. ...................................................................      273,900        4,113,978
      (a) FLIR Systems Inc. ........................................................................      189,600        4,734,312
      (a) FormFactor Inc. ..........................................................................      337,300        5,248,388
          Global Payments Inc. .....................................................................       50,000        1,735,500
      (a) Ixia .....................................................................................      782,000        4,160,240
      (a) Microsemi Corp. ..........................................................................      300,000        2,520,000
      (a) Microtune Inc. ...........................................................................      772,100        1,320,291
          National Instruments Corp. ...............................................................       26,502          568,998
      (a) Netlogic Microsystems Inc. ...............................................................      208,800        4,428,648
      (a) Nuance Communications Inc. ...............................................................      501,600        4,945,776
      (a) Omniture Inc. ............................................................................      239,400        2,176,146
          Power Integrations Inc. ..................................................................      223,000        4,341,810
      (a) Quest Software Inc. ......................................................................      489,500        6,104,065
      (a) Riverbed Technology Inc. .................................................................      375,000        3,806,250
      (a) Sapient Corp. ............................................................................    1,053,400        4,487,484
      (a) Silicon Laboratories Inc. ................................................................      189,700        4,368,791
      (a) SPSS Inc. ................................................................................       59,800        1,535,664
      (a) Trimble Navigation Ltd. ..................................................................      198,400        2,940,288


                    18 | Quarterly Statements of Investments

Franklin Strategic Series

          FRANKLIN SMALL CAP GROWTH FUND                                                                 SHARES          VALUE
          ------------------------------------------------------------------------------------------   ----------   --------------
          COMMON STOCKS (CONTINUED)
          INFORMATION TECHNOLOGY (CONTINUED)
      (a) Varian Semiconductor Equipment Associates Inc. ...........................................      197,375   $    3,758,020
      (a) VeriFone Holdings Inc. ...................................................................      233,100        1,079,253
      (a) ViaSat Inc. ..............................................................................      366,641        8,124,764
      (a) Xyratex Ltd. (Bermuda) ...................................................................      223,700          387,001
                                                                                                                    --------------
                                                                                                                       108,055,499
                                                                                                                    --------------
          MATERIALS 1.6%
          FMC Corp. ................................................................................       97,800        4,363,836
                                                                                                                    --------------
          TELECOMMUNICATION SERVICES 2.7%
      (a) SBA Communications Corp. .................................................................      365,200        7,267,480
                                                                                                                    --------------
          TOTAL COMMON STOCKS (COST $358,755,829) ..................................................                   269,646,056
                                                                                                                    --------------
          SHORT TERM INVESTMENTS (COST $3,867) 0.0%(b)
          MONEY MARKET FUNDS 0.0%(b)
      (c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.39% .....................        3,867            3,867
                                                                                                                    --------------
          TOTAL INVESTMENTS (COST $358,759,696) 101.0% .............................................                   269,649,923
          OTHER ASSETS, LESS LIABILITIES (1.0)% ....................................................                    (2,664,794)
                                                                                                                    --------------
          NET ASSETS 100.0% ........................................................................                $  266,985,129
                                                                                                                    ==============

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  Rounds to less than 0.1% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 19

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

          FRANKLIN SMALL-MID CAP GROWTH FUND                                 COUNTRY             SHARES                   VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS 96.0%
          CONSUMER DISCRETIONARY 9.4%
          Abercrombie & Fitch Co., A ..................................   United States            1,086,500         $   19,394,025
      (a) Amazon.com Inc. .............................................   United States              272,100             16,004,922
          BorgWarner Inc. .............................................   United States            1,347,100             22,739,048
      (a) Dick's Sporting Goods Inc. ..................................   United States            1,903,850             20,961,389
          Guess? Inc. .................................................   United States            2,466,100             39,679,549
      (a) ITT Educational Services Inc. ...............................   United States              423,400             51,870,734
      (a) Liberty Media Corp-Entertainment, A .........................   United States              656,359             12,044,188
          PetSmart Inc. ...............................................   United States            1,319,460             24,766,264
      (a) Tractor Supply Co. ..........................................   United States              454,300             15,314,453
          Wolverine World Wide Inc. ...................................   United States            2,269,075             41,161,020
                                                                                                                     --------------
                                                                                                                        263,935,592
                                                                                                                     --------------
          CONSUMER STAPLES 3.6%
          Clorox Co. ..................................................   United States              484,500             24,297,675
      (a) Hain Celestial Group Inc. ...................................   United States            1,437,200             21,874,184
      (a) Hansen Natural Corp. ........................................   United States            1,621,200             54,310,200
                                                                                                                     --------------
                                                                                                                        100,482,059
                                                                                                                     --------------
          ENERGY 9.4%
      (a) Cameron International Corp. .................................   United States            1,227,700             28,433,532
      (a) FMC Technologies Inc. .......................................   United States            1,359,256             40,220,385
      (a) Petrohawk Energy Corp. ......................................   United States            2,580,700             50,865,597
          Range Resources Corp. .......................................   United States            1,269,800             45,509,632
          Smith International Inc. ....................................   United States            1,623,800             36,860,260
      (a) Southwestern Energy Co. .....................................   United States            1,999,600             63,287,340
                                                                                                                     --------------
                                                                                                                        265,176,746
                                                                                                                     --------------
          FINANCIALS 4.5%
      (a) Affiliated Managers Group Inc. ..............................   United States              998,500             40,129,715
          BlackRock Inc. ..............................................   United States              237,100             25,796,480
          The Charles Schwab Corp. ....................................   United States            1,833,400             24,915,906
          FelCor Lodging Trust Inc. ...................................   United States            2,072,500              3,005,125
          iStar Financial Inc. ........................................   United States            3,968,090              4,166,495
          T. Rowe Price Group Inc. ....................................   United States            1,069,200             29,488,536
                                                                                                                     --------------
                                                                                                                        127,502,257
                                                                                                                     --------------
          HEALTH CARE 19.9%
          Allscripts-Misys Healthcare Solutions Inc. ..................   United States            2,106,600             17,737,572
          C. R. Bard Inc. .............................................   United States              748,500             64,049,145
      (a) Cerner Corp. ................................................   United States              961,112             32,408,697
      (a) Community Health Systems Inc. ...............................   United States            2,389,064             44,532,153
      (a) DaVita Inc. .................................................   United States              581,800             27,344,600
      (a) Express Scripts Inc. ........................................   United States            1,071,000             57,576,960
      (a) Henry Schein Inc. ...........................................   United States              821,700             30,756,231
      (a) Illumina Inc. ...............................................   United States            1,110,800             30,391,488
      (a) Masimo Corp. ................................................   United States              575,000             15,967,750
      (a) Myriad Genetics Inc. ........................................   United States              688,300             51,326,531
          Pharmaceutical Product Development Inc. .....................   United States            1,265,100             30,223,239
      (a) Phase Forward Inc. ..........................................   United States               52,700                711,450
      (a) QIAGEN NV ...................................................    Netherlands             1,563,700             26,817,455


                    20 | Quarterly Statements of Investments

Franklin Strategic Series

          FRANKLIN SMALL-MID CAP GROWTH FUND                                 COUNTRY             SHARES                   VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS (CONTINUED)
          HEALTH CARE (CONTINUED)
      (a) Sequenom Inc. ...............................................   United States            1,156,000         $   25,616,960
   (a, b) Stereotaxis Inc. ............................................   United States            1,463,200              3,731,160
      (a) Varian Medical Systems Inc. .................................   United States            1,214,500             45,094,385
      (a) Waters Corp. ................................................   United States            1,569,600             56,772,432
                                                                                                                     --------------
                                                                                                                        561,058,208
                                                                                                                     --------------
          INDUSTRIALS 14.0%
      (a) Allegiant Travel Co. ........................................   United States               80,000              2,860,800
          AMETEK Inc. .................................................   United States            1,899,000             60,692,040
          C.H. Robinson Worldwide Inc. ................................   United States              640,418             29,446,420
          Expeditors International of Washington Inc. .................   United States              874,300             24,314,283
          Flowserve Corp. .............................................   United States              130,000              6,930,300
      (a) Force Protection Inc. .......................................   United States            3,289,200             19,768,092
      (a) Jacobs Engineering Group Inc. ...............................   United States              866,900             33,523,023
      (a) Orbital Sciences Corp. ......................................   United States            1,512,200             25,359,594
          Precision Castparts Corp. ...................................   United States            1,119,710             72,725,164
          Robert Half International Inc. ..............................   United States            1,543,400             26,160,630
          Rockwell Collins Inc. .......................................   United States              624,200             23,519,856
      (a) Ryanair Holdings PLC, ADR ...................................      Ireland               1,549,500             37,218,990
   (a, b) SunPower Corp., A ...........................................   United States              913,100             30,643,636
                                                                                                                     --------------
                                                                                                                        393,162,828
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 28.1%
      (a) Activision Blizzard Inc. ....................................   United States            5,419,600             47,475,696
      (a) Affiliated Computer Services Inc., A ........................   United States              734,100             33,665,826
      (a) Alliance Data Systems Corp. .................................   United States            1,150,100             47,832,659
      (a) ANSYS Inc. ..................................................   United States            1,122,200             27,897,892
      (a) Concur Technologies Inc. ....................................   United States              559,600             13,816,524
          FactSet Research Systems Inc. ...............................   United States              826,200             32,882,760
      (a) FLIR Systems Inc. ...........................................   United States            2,597,200             64,852,084
   (a, c) FormFactor Inc. .............................................   United States            2,717,524             42,284,674
          Harris Corp. ................................................   United States            1,700,500             73,614,645
      (a) Hittite Microwave Corp. .....................................   United States              799,300             20,478,066
      (a) Lam Research Corp. ..........................................   United States            1,088,000             21,988,480
          MasterCard Inc., A ..........................................   United States              452,000             61,372,560
      (a) Mettler-Toledo International Inc. ...........................   United States              702,727             46,787,564
      (a) Microsemi Corp. .............................................   United States              849,091              7,132,364
      (a) Nuance Communications Inc. ..................................   United States            5,804,500             57,232,370
      (a) Riverbed Technology Inc. ....................................   United States            2,066,000             20,969,900
      (a) SAIC Inc. ...................................................   United States            2,379,700             46,975,278
      (a) Silicon Laboratories Inc. ...................................   United States            2,193,300             50,511,699
      (a) Tandberg ASA ................................................       Norway               2,272,100             28,158,469
      (a) Trimble Navigation Ltd. .....................................   United States            2,159,660             32,006,161
      (a) UbiSoft Entertainment SA ....................................       France                 844,800             11,962,061
                                                                                                                     --------------
                                                                                                                        789,897,732
                                                                                                                     --------------
          MATERIALS 1.0%
          Ecolab Inc. .................................................   United States              821,300             27,891,348
                                                                                                                     --------------


                    Quarterly Statements of Investments | 21

Franklin Strategic Series

          FRANKLIN SMALL-MID CAP GROWTH FUND                                 COUNTRY             SHARES                   VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS (CONTINUED)
          TELECOMMUNICATION SERVICES 4.3%
      (a) American Tower Corp., A .....................................   United States              838,100         $   25,427,954
   (a, d) Anda Networks ...............................................   United States               91,107                 70,152
      (a) MetroPCS Communications Inc. ................................   United States            1,549,400             21,056,346
      (a) NII Holdings Inc. ...........................................   United States            1,950,140             37,832,716
      (a) SBA Communications Corp. ....................................   United States            1,844,000             36,695,600
   (a, d) TeleCorp PCS Inc., Escrow Account ...........................   United States            4,569,500                     --
                                                                                                                     --------------
                                                                                                                        121,082,768
                                                                                                                     --------------
          UTILITIES 1.8%
      (a) Calpine Corp ................................................   United States            1,722,900             12,766,689
      (a) Dynegy Inc. .................................................   United States            5,892,300             12,432,753
          International Power PLC .....................................  United Kingdom            6,343,700             25,021,554
                                                                                                                     --------------
                                                                                                                         50,220,996
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $3,302,084,893) ...................                                               2,700,410,534
                                                                                                                     --------------

                                                                                            PRINCIPAL AMOUNT
                                                                                            ----------------
          CONVERTIBLE BONDS 0.4%
          INDUSTRIALS 0.2%
          SunPower Corp., cvt., senior bond, 1.25%, 2/15/27 ...........   United States          $ 6,704,000              5,103,420
                                                                                                                     --------------
          INFORMATION TECHNOLOGY 0.2%
          Microchip Technology Inc., cvt., 2.125%, 12/15/37 ...........   United States            8,161,000              5,192,437
                                                                                                                     --------------
          TOTAL CONVERTIBLE BONDS (COST $9,973,948) ...................                                                  10,295,857
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $3,312,058,841) ....................................                                               2,710,706,391
                                                                                                                     --------------

                                                                                                 SHARES
                                                                                            ----------------
          SHORT TERM INVESTMENTS 4.5%
          MONEY MARKET FUNDS (COST $114,798,986) 4.1%
      (e) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% .........................................                          114,798,986            114,798,986
                                                                                                                     --------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.4%
          MONEY MARKET FUNDS (COST $12,317,221) 0.4%
      (f) Bank of New York Institutional Cash Reserve Fund, 0.22% .....                           12,317,221             12,070,876
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $3,439,175,048) 100.9% ..............                                               2,837,576,253
          OTHER ASSETS, LESS LIABILITIES (0.9)% .......................                                                 (26,264,395)
                                                                                                                     --------------
          NET ASSETS 100.0% ...........................................                                              $2,811,311,858
                                                                                                                     ==============

See Abbreviations on page 49.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  A portion or all of the security is on loan at January 31, 2009.

(c)  See Note 6 regarding holdings of 5% voting securities.

(d)  See Note 5 regarding restricted and illiquid securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    22 | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                            COUNTRY/
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION           SHARES                   VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          COMMON STOCKS 0.0%
          AUTOMOBILES & COMPONENTS 0.0%
   (a, b) Cambridge Industries Liquidating Trust Interest .............   United States              516,372         $           --
                                                                                                                     --------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.0%
   (a, b) VS Holdings Inc. ............................................   United States               64,666                     --
                                                                                                                     --------------
          TOTAL COMMON STOCKS (COST $64,666)                                                                                     --
                                                                                                                     --------------
          CONVERTIBLE PREFERRED STOCKS 0.4%
          BANKS 0.0%(c)
          Fannie Mae, 8.75%, cvt. pfd .................................   United States              121,200                115,140
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 0.1%
          Affiliated Managers Group Inc., 5.10%, cvt. pfd. ............   United States              174,000              3,403,875
                                                                                                                     --------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
          Schering-Plough Corp., 6.00%, cvt. pfd. .....................   United States               43,000              7,389,550
                                                                                                                     --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS
             (COST $22,705,290) .......................................                                                  10,908,565
                                                                                                                     --------------
          PREFERRED STOCKS 0.0%(c)
          BANKS 0.0%(c)
          Freddie Mac, 8.375%, pfd., Z ................................   United States              200,000                214,000
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 0.0%(c)
      (d) Preferred Blocker Inc., 9.00%, pfd., 144A ...................   United States                2,081                519,470
                                                                                                                     --------------
          TOTAL PREFERRED STOCKS (COST $5,738,755) ....................                                                     733,470
                                                                                                                     --------------

                                                                                                PRINCIPAL
                                                                                                AMOUNT(e)
                                                                                            ----------------
      (f) SENIOR FLOATING RATE INTERESTS 9.9%
          AUTOMOBILES & COMPONENTS 0.2%
      (g) Dayco Products LLC (Mark IV), Replacement Term Loan,
             5.97% - 8.48%, 6/23/11 ...................................   United States            2,424,098                818,133
          Key Safety Systems Inc., Term Loan B, 2.661% - 3.716%,
             3/10/14 ..................................................   United States              574,762                289,297
      (g) TRW Automotive Inc., Tranche B-1 Term Loan,
             1.938% - 4.625%, 2/09/14 .................................   United States            7,996,222              5,517,393
                                                                                                                     --------------
                                                                                                                          6,624,823
                                                                                                                     --------------
          CAPITAL GOODS 0.7%
          Amsted Industries Inc., Delayed Draw, 3.46% - 4.506%,
             4/05/13 ..................................................   United States            2,003,643              1,392,532
      (g) Baldor Electric Co., Term Loan B, 2.188% - 2.938%,
             1/31/14 ..................................................   United States            2,290,640              2,002,674
      (g) Oshkosh Truck Corp., Term Loan B, 1.83% - 3.70%,
             12/06/13 .................................................   United States           13,624,141              9,519,869
          RBS Global Inc. (Rexnord Corp.), Term Loan, 2.936% - 3.625%,
             7/22/13 ..................................................   United States            5,320,000              4,189,500
          TransDigm Inc., Term Loan B, 3.498%, 6/23/13 ................   United States            2,130,000              1,863,750
                                                                                                                     --------------
                                                                                                                         18,968,325
                                                                                                                     --------------


                    Quarterly Statements of Investments | 23

Franklin Strategic Series

                                                                             COUNTRY/           PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
      (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          COMMERCIAL & PROFESSIONAL SERVICES 0.9%
          ARAMARK Corp.,
             Synthetic L/C, 2.427%, 1/26/14 ...........................   United States              980,970         $      862,981
             Term Loan B, 3.334%, 1/26/14 .............................   United States           15,305,855             13,464,897
      (h) EnviroSolutions Inc., Initial Term Loan, PIK, 10.50%,
             7/07/12 ..................................................   United States            4,064,970              2,408,495
          Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
             2.406% - 4.388%, 8/09/13 .................................   United States           11,433,489              9,146,791
                                                                                                                     --------------
                                                                                                                         25,883,164
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 0.5%
      (g) Jarden Corp.,
             Term Loan B1, 3.209%, 1/24/12 ............................   United States            5,908,605              5,066,629
             Term Loan B2, 3.209%, 1/24/12 ............................   United States            6,040,792              5,179,979
          Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
             2.448%, 12/21/11 .........................................   United States            4,558,727              3,988,887
                                                                                                                     --------------
                                                                                                                         14,235,495
                                                                                                                     --------------
          CONSUMER SERVICES 1.4%
      (g) Affinion Group Inc., Term Loan B, 3.959% - 4.673%,
             10/17/12 .................................................   United States            6,426,044              4,707,077
          Education Management LLC, Term Loan C, 3.25%, 6/01/13 .......   United States           12,937,262              9,922,880
      (g) Kuilima Resort Co. (Turtle Bay), First Lien Term Loan,
             10.75%, 9/30/10 ..........................................   United States           15,206,003              6,143,225
          Penn National Gaming Inc., Term Loan B, 2.15% -4.14%,
             10/03/12 .................................................   United States           10,307,987              9,348,056
          VML U.S. Finance LLC (Venetian Macau),
             Delayed Draw, 2.66%, 5/25/12 .............................       Macau                5,376,081              3,115,681
             New Project Term Loans, 2.66%, 5/25/13 ...................       Macau                3,853,246              2,233,129
             Term Loan B, 2.66%, 5/25/13 ..............................       Macau                9,510,521              5,511,775
                                                                                                                     --------------
                                                                                                                         40,981,823
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 0.2%
      (g) TD Ameritrade Holding Corp., Term Loan B, 1.83%,
             12/31/12 .................................................   United States            6,962,233              6,532,893
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 0.6%
          Constellation Brands Inc., Term Loan B, 1.938% - 3.688%,
             6/05/13 ..................................................   United States            6,765,933              6,367,493
      (g) Dean Foods Co., Term Loan B, 1.91% - 2.96%, 4/02/14 .........   United States           11,361,762             10,276,078
                                                                                                                     --------------
                                                                                                                         16,643,571
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SERVICES 1.7%
          Community Health Systems Inc.,
             Delayed Draw Term Loan, 2.72% - 3.404%, 7/25/14 ..........   United States            1,008,724                857,794
             Term Loan, 4.439% - 4.446%, 7/25/14 ......................   United States           19,720,119             16,769,496
          DaVita Inc., Term Loan B-1, 1.91% - 2.96%, 10/05/12 .........   United States            6,927,000              6,375,313
          DJO Finance LLC, Term Loan B, 3.409% - 4.459%,
             5/20/14 ..................................................   United States            4,055,078              3,304,889


                    24 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
      (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
          Fresenius Medical Care Holdings Inc., Term Loan B,
             2.535% - 2.953%, 3/31/13 .................................   United States            7,416,076         $    6,727,441
          HCA Inc.,
             Term Loan A-1,2.96%, 11/19/12 ............................   United States            5,388,482              4,622,310
             Term Loan B-1, 3.709%, 11/18/13 ..........................   United States            8,927,443              7,406,734
      (g) LifePoint Hospitals Inc., Term Loan B, 3.82%, 4/15/12 .......   United States            3,106,586              2,795,927
                                                                                                                     --------------
                                                                                                                         48,859,904
                                                                                                                     --------------
          MATERIALS 0.9%
      (g) Celanese U.S. Holdings LLC, Dollar Term Loan, 2.935%,
             4/02/14 ..................................................   United States            7,349,247              6,038,633
          Georgia-Pacific LLC,
             Additional Term Loan, 2.409% - 4.189%, 12/20/12 ..........   United States            1,808,208              1,565,230
             Term Loan B, 2.409% - 4.189%, 12/20/12 ...................   United States            9,880,492              8,552,801
          Nalco Co., Term Loan B, 2.188% - 4.188%,11/04/10 ............   United States            4,318,089              4,051,292
          Rockwood Specialties Group Inc., Term Loan E, 1.909%,
             7/30/12 ..................................................   United States            7,489,271              6,605,537
                                                                                                                     --------------
                                                                                                                         26,813,493
                                                                                                                     --------------
          MEDIA 1.5%
          CSC Holdings Inc. (Cablevision), Incremental Term Loan,
             2.083%, 3/29/13 ..........................................   United States            8,796,522              7,957,185
          Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ............   United States           11,060,970              6,083,533
          DIRECTV Holdings LLC, Term Loan B, 1.909%, 4/13/13 ..........   United States            6,370,631              5,890,559
      (g) Metro-Goldwyn-Mayer Inc., Term Loan B, 3.659% - 4.709%,
             4/08/12 ..................................................   United States            5,679,017              2,618,027
      (g) Regal Cinemas Corp., Term Loan, 5.209%, 10/27/13 ............   United States           10,337,681              9,407,290
   (g, i) Tribune Co., Incremental Term Loan, 5.25%, 5/14/14 ..........   United States           10,984,928              2,430,415
      (g) UPC Financing Partnership, Term Loan N, 2.198%,
             12/31/14 .................................................    Netherlands            12,387,944             10,003,265
                                                                                                                     --------------
                                                                                                                         44,390,274
                                                                                                                     --------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
          Fairchild Semiconductor Corp., Initial Term Loan, 2.959%,
             6/26/13 ..................................................   United States            4,673,247              3,060,977
                                                                                                                     --------------
          SOFTWARE & SERVICES 0.5%
          Affiliated Computer Services Inc.,
             Additional Term Loan, 2.386% - 2.436%, 3/20/13 ...........   United States            6,390,386              5,905,119
             Term Loan B, 2.401%, 3/20/13 .............................   United States              593,640                548,561
          SunGard Data Systems Inc., New U.S. Term Loan,
             2.136% - 4.138%, 2/28/14 .................................   United States           11,733,908              9,177,594
                                                                                                                     --------------
                                                                                                                         15,631,274
                                                                                                                     --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
          Flextronics International USA Inc.,
             Term Loan A, 3.344% - 3.685%, 10/01/14 ...................   United States            3,979,786              2,606,760
             Term Loan A-1, 3.344%, 10/01/14 ..........................   United States            1,143,650                749,090
                                                                                                                     --------------
                                                                                                                          3,355,850
                                                                                                                     --------------


                    Quarterly Statements of Investments | 25

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
      (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
          TELECOMMUNICATION SERVICES 0.4%
      (g) Hawaiian Telecom Communications Inc., Term Loan C, 4.50%,
             6/01/14 ..................................................   United States            3,989,506         $    1,746,833
          Windstream Corp., Tranche B-1, 2.35% - 2.59%, 7/17/13 .......   United States           10,645,817              9,687,694
                                                                                                                     --------------
                                                                                                                         11,434,527
                                                                                                                     --------------
          UTILITIES 0.2%
          NRG Energy Inc.,
             Credit Link, 1.359%, 2/01/13 .............................   United States            2,110,136              1,960,268
             Term Loan, 1.909% - 2.959%, 2/01/13 ......................   United States            4,282,381              3,978,233
                                                                                                                     --------------
                                                                                                                          5,938,501
                                                                                                                     --------------
          TOTAL SENIOR FLOATING RATE INTERESTS
             (COST $340,380,932) ......................................                                                 289,354,894
                                                                                                                     --------------
          CORPORATE BONDS 36.2%
          AUTOMOBILES & COMPONENTS 0.5%
          Ford Motor Credit Co. LLC, senior note,
             9.75%, 9/15/10 ...........................................   United States            5,000,000              4,128,035
             9.875%, 8/10/11 ..........................................   United States           10,000,000              7,440,730
      (d) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ......   United States            8,000,000              3,640,000
                                                                                                                     --------------
                                                                                                                         15,208,765
                                                                                                                     --------------
          BANKS 1.5%
          BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77 .....   United States            1,250,000                738,928
   (d, j) BNP Paribas, 144A, 7.195%, Perpetual ........................      France               10,000,000              5,506,200
          Citigroup Capital XXI, pfd., junior sub. bond, 8.30%,
             12/21/77 .................................................   United States           12,000,000              6,260,353
          HSBC Holdings PLC, sub. note, 6.50%, 9/15/37 ................  United Kingdom           10,000,000              9,149,610
          Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ........      Sweden                3,780,000   NZD        2,040,345
          UBS AG Stamford, senior note, 5.875%, 12/20/17 ..............   United States           10,000,000              8,941,790
          Wells Fargo & Co., senior note, 5.625%, 12/11/17 ............   United States            5,000,000              4,899,700
      (j) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ............   United States            8,000,000              5,739,592
      (j) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ..............   United States            2,000,000              1,881,700
                                                                                                                     --------------
                                                                                                                         45,158,218
                                                                                                                     --------------
          CAPITAL GOODS 1.0%
      (d) Allison Transmission Inc., senior note, 144A, 11.00%,
             11/01/15 .................................................   United States            7,700,000              4,312,000
          Case New Holland Inc., senior note, 7.125%, 3/01/14 .........   United States            4,100,000              2,993,000
          L-3 Communications Corp., senior sub. note,
             5.875%, 1/15/15 ..........................................   United States            4,500,000              4,140,000
             6.375%, 10/15/15 .........................................   United States            2,000,000              1,885,000
          Nortek Inc., senior note, 10.00%, 12/01/13 ..................   United States              900,000                526,500
          RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .....   United States            9,000,000              7,785,000
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .....   United States            8,000,000              5,100,000
          Terex Corp., senior sub. note, 8.00%, 11/15/17 ..............   United States            3,800,000              3,173,000
                                                                                                                     --------------
                                                                                                                         29,914,500
                                                                                                                     --------------


                    26 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          COMMERCIAL & PROFESSIONAL SERVICES 0.7%
          Allied Waste North America Inc., senior secured note, 6.875%,
             6/01/17 ..................................................   United States            3,600,000         $    3,497,440
          ARAMARK Corp., senior note, 8.50%, 2/01/15 ..................   United States            8,000,000              7,820,000
          Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ........   United States            4,000,000              3,855,000
          JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
             5/15/13 ..................................................   United States            2,200,000              1,650,000
          JohnsonDiversey Inc., senior sub. note, B, 9.625%,
             5/15/12 ..................................................   United States            4,000,000              3,420,000
                                                                                                                     --------------
                                                                                                                         20,242,440
                                                                                                                     --------------
          CONSUMER DURABLES & APPAREL 0.8%
          D.R. Horton Inc., senior note, 6.50%, 4/15/16 ...............   United States            7,500,000              5,512,500
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..............   United States            8,000,000              5,800,000
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ........   United States            7,500,000              6,787,500
          KB Home, senior note,
             6.25%, 6/15/15 ...........................................   United States            3,900,000              2,847,000
             7.25%, 6/15/18 ...........................................   United States            3,100,000              2,092,500
                                                                                                                     --------------
                                                                                                                         23,039,500
                                                                                                                     --------------
          CONSUMER SERVICES 1.3%
      (d) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ..............   United States            7,000,000                805,000
          Host Hotels & Resorts LP, senior note,
             6.875%, 11/01/14 .........................................   United States            1,000,000                827,500
             K, 7.125%, 11/01/13 ......................................   United States            7,000,000              6,090,000
             M, 7.00%, 8/15/12 ........................................   United States            2,000,000              1,790,000
          MGM MIRAGE, senior note,
             6.625%, 7/15/15 ..........................................   United States           13,000,000              8,060,000
             7.50%, 6/01/16 ...........................................   United States            1,000,000                545,000
          Pinnacle Entertainment Inc., senior sub. note,
             8.25%, 3/15/12 ...........................................   United States            3,300,000              3,036,000
             8.75%, 10/01/13 ..........................................   United States            4,200,000              3,885,000
          Royal Caribbean Cruises Ltd.,
             senior deb., 7.25%, 3/15/18 ..............................   United States           10,000,000              6,050,000
             senior note, 6.875%, 12/01/13 ............................   United States            1,000,000                605,000
          Starwood Hotels & Resorts Worldwide Inc., 6.75%, 5/15/18 ....   United States            9,000,000              6,447,970
          Station Casinos Inc.,
             senior note, 6.00%, 4/01/12 ..............................   United States            1,200,000                234,000
             senior note, 7.75%, 8/15/16 ..............................   United States            3,800,000                741,000
             senior sub. note, 6.50%, 2/01/14 .........................   United States              500,000                 17,500
             senior sub. note, 6.875%, 3/01/16 ........................   United States            3,800,000                133,000
                                                                                                                     --------------
                                                                                                                         39,266,970
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 3.4%
          American Express Co., senior note, 7.00%, 3/19/18 ...........   United States            8,000,000              7,955,096
          American Express Credit Corp., senior note, C, 7.30%,
             8/20/13 ..................................................   United States            4,000,000              4,092,832
          Bank of America Corp.,
      (j) pfd., sub. bond, M, 8.125%, Perpetual .......................   United States           14,000,000              7,281,960
             senior note, 5.65%, 5/01/18 ..............................   United States            5,000,000              4,529,935


                    Quarterly Statements of Investments | 27

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          DIVERSIFIED FINANCIALS (CONTINUED)
          Capmark Financial Group Inc., senior note, 6.30%, 5/10/17 ...   United States            5,000,000         $    1,653,790
          Citigroup Inc., senior note, 6.125%, 11/21/17 ...............   United States            5,000,000              4,523,910
          General Electric Capital Corp., senior note, A, 8.50%,
             4/06/18 ..................................................   United States          170,000,000   MXN        9,928,735
      (d) GMAC LLC, senior note, 144A,
             7.25%, 3/02/11 ...........................................   United States            2,849,000              2,301,562
             6.875%, 9/15/11 ..........................................   United States            4,432,000              3,491,915
             6.875%, 8/28/12 ..........................................   United States            2,532,000              1,811,671
          The Goldman Sachs Group Inc., sub. note, 6.75%,
             10/01/37 .................................................   United States           12,500,000              9,661,818
          JPMorgan Chase & Co.,
             6.00%, 1/15/18 ...........................................   United States            5,000,000              5,022,105
      (j)    junior sub. note, 1, 7.90%, Perpetual ....................   United States            5,000,000              3,809,420
          JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37 ......   United States           14,000,000             10,485,496
      (i) Lehman Brothers Holdings Inc., senior note, 6.20%,
             9/26/14 ..................................................   United States           16,000,000              2,320,000
          Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 .......   United States           10,000,000              9,352,050
          Morgan Stanley, senior note, 6.00%, 4/28/15 .................   United States           12,000,000             10,961,591
                                                                                                                     --------------
                                                                                                                         99,183,886
                                                                                                                     --------------
          ENERGY 4.6%
          Baker Hughes Inc., senior note, 7.50%, 11/15/18 .............   United States            8,000,000              8,854,768
          Canadian Natural Resources Ltd., 5.90%, 2/01/18 .............      Canada               10,000,000              8,686,600
          Chesapeake Energy Corp., senior note,
             7.625%, 7/15/13 ..........................................   United States            1,500,000              1,387,500
             9.50%, 2/15/15 ...........................................   United States              600,000                591,000
             6.625%, 1/15/16 ..........................................   United States            3,500,000              2,975,000
             6.25%, 1/15/18 ...........................................   United States            6,000,000              4,860,000
             7.25%, 12/15/18 ..........................................   United States            1,000,000                842,500
          Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15 ...........................................      France                6,100,000              4,468,250
             7.75%, 5/15/17 ...........................................      France                1,800,000              1,296,000
          ConocoPhillips, 5.75%, 2/01/19 ..............................   United States           12,000,000             12,072,360
          Copano Energy LLC, senior note,
             8.125%, 3/01/16 ..........................................   United States            7,000,000              5,775,000
      (d)    144A, 7.75%, 6/01/18 .....................................   United States            1,000,000                770,000
          El Paso Corp., senior note, 12.00%, 12/12/13 ................   United States            7,200,000              7,776,000
      (d) Kazmunaigaz Finance Sub BV, 144A, 9.125%, 7/02/18 ...........    Kazakhstan              6,500,000              4,712,500
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 ............   United States            8,000,000              6,040,000
          MarkWest Energy Partners LP, senior note,
             6.875%, 11/01/14 .........................................   United States            8,000,000              5,880,000
             8.75%, 4/15/18 ...........................................   United States              800,000                578,000
      (d) Petrohawk Energy Corp., senior note, 144A, 10.50%,
             8/01/14 ..................................................   United States            6,400,000              6,128,000
      (d) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ...    Switzerland             9,000,000              6,750,000
          Plains Exploration & Production Co., senior note, 7.625%,
             6/01/18 ..................................................   United States            9,000,000              7,740,000


                    28 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          ENERGY (CONTINUED)
          Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 .....   United States            8,000,000         $    6,480,000
      (d) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ....   United States            8,000,000              6,360,000
          Tesoro Corp., senior note,
             6.25%, 11/01/12 ..........................................   United States              500,000                433,750
             6.50%, 6/01/17 ...........................................   United States           10,000,000              7,500,000
          Weatherford International Ltd., senior note,
             6.00%, 3/15/18 ...........................................   United States            8,000,000              6,389,528
             9.625%, 3/01/19 ..........................................   United States            2,000,000              2,036,230
          The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 ..........................................   United States            4,000,000              3,816,684
             7.875%, 9/01/21 ..........................................   United States            3,400,000              3,236,266
             8.75%, 3/15/32 ...........................................   United States            1,300,000              1,192,280
                                                                                                                     --------------
                                                                                                                        135,628,216
                                                                                                                     --------------
          FOOD & STAPLES RETAILING 0.4%
          The Kroger Co.,
             6.15%, 1/15/20 ...........................................   United States            7,500,000              7,467,240
             senior note, 7.50%, 1/15/14 ..............................   United States            2,500,000              2,787,630
                                                                                                                     --------------
                                                                                                                         10,254,870
                                                                                                                     --------------
          FOOD, BEVERAGE & TOBACCO 2.5%
          Altria Group Inc., senior note, 9.70%, 11/10/18 .............   United States            8,000,000              8,757,272
      (d) Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19 ..   United States           12,000,000             12,177,276
      (d) BAT International Finance PLC, senior note, 144A, 9.50%,
             11/15/18 .................................................  United Kingdom            5,000,000              5,682,692
          Bottling Group LLC, senior note, 6.95%, 3/15/14 .............   United States            8,000,000              9,158,736
      (d) Cargill Inc., 144A,
             5.20%, 1/22/13 ...........................................   United States              500,000                478,590
             6.00%, 11/27/17 ..........................................   United States            7,000,000              6,111,546
          Dean Foods Inc., senior note, 7.00%, 6/01/16 ................   United States            6,300,000              5,859,000
          Diageo Capital PLC, senior note, 7.375%, 1/15/14 ............  United Kingdom            3,100,000              3,456,810
          Philip Morris International Inc., 5.65%, 5/16/18 ............   United States            8,000,000              8,007,816
          Reynolds American Inc., senior secured note, 7.625%,
             6/01/16 ..................................................   United States            7,500,000              6,548,010
          Smithfield Foods Inc., senior note, 7.75%,
             5/15/13 ..................................................   United States            4,200,000              3,045,000
             7/01/17 ..................................................   United States            3,800,000              2,593,500
                                                                                                                     --------------
                                                                                                                         71,876,248
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SERVICES 2.6%
          Coventry Health Care Inc., senior note,
             6.30%, 8/15/14 ...........................................   United States            5,200,000              3,536,884
             5.95%, 3/15/17 ...........................................   United States            2,800,000              1,734,830
          DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...............   United States            9,000,000              8,730,000
          FMC Finance III SA, senior note, 6.875%, 7/15/17 ............      Germany               7,500,000              7,275,000
      (d) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ..      Germany               3,500,000              3,543,750


                    Quarterly Statements of Investments | 29

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
          HCA Inc.,
             senior note, 6.50%, 2/15/16 ..............................   United States            3,000,000         $    2,115,000
             senior secured note, 9.125%, 11/15/14 ....................   United States           10,000,000              9,625,000
          Medco Health Solutions Inc., 7.125%, 3/15/18 ................   United States            8,000,000              7,734,624
          Quest Diagnostics Inc., 6.40%, 7/01/17 ......................   United States            8,500,000              8,109,306
          Tenet Healthcare Corp., senior note,
             6.375%, 12/01/11 .........................................   United States            5,000,000              4,475,000
             9.875%, 7/01/14 ..........................................   United States            3,000,000              2,430,000
      (h) United Surgical Partners International Inc., senior sub.
             note, PIK, 9.25%, 5/01/17 ................................   United States            7,500,000              4,837,500
   (f, h) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
             3/15/12 ..................................................   United States            9,060,001              4,620,600
          Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14 .................................................   United States            7,500,000              6,712,500
                                                                                                                     --------------
                                                                                                                         75,479,994
                                                                                                                     --------------
          HOUSEHOLD & PERSONAL PRODUCTS 0.4%
          The Procter and Gamble Co., 4.60%, 1/15/14 ..................   United States           10,000,000             10,587,660
                                                                                                                     --------------
          INSURANCE 0.3%
   (d, f) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%,
             4/08/68 ..................................................   United States            1,900,000              1,368,557
          MetLife Inc.,
      (f)    junior sub. note, FRN, 6.40%, 12/15/66 ...................   United States            8,000,000              4,905,271
             senior note, A, 6.817%, 8/15/18 ..........................   United States            2,000,000              2,032,398
                                                                                                                     --------------
                                                                                                                          8,306,226
                                                                                                                     --------------
          MATERIALS 2.4%
          Crown Americas Inc., senior note, 7.75%, 11/15/15 ...........   United States            9,000,000              9,135,000
          Freeport-McMoRan Copper & Gold Inc., senior note,
             8.25%, 4/01/15 ...........................................   United States            2,400,000              2,069,250
             8.375%, 4/01/17 ..........................................   United States            8,000,000              6,649,176
          Huntsman International LLC, senior sub. note, 7.875%,
             11/15/14 .................................................   United States            8,000,000              4,200,000
      (d) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
             2/15/16 ..................................................  United Kingdom           10,000,000                550,000
      (d) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ......   United States            7,300,000              3,613,500
          Nalco Co., senior sub. note, 8.875%, 11/15/13 ...............   United States            8,000,000              7,520,000
          NewPage Corp., senior secured note, 10.00%, 5/01/12 .........   United States            8,000,000              3,120,000
          Novelis Inc., senior note, 7.25%, 2/15/15 ...................      Canada                9,000,000              5,085,000
          Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14 .................................................   United States            8,000,000              7,560,000
          Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 .................     Australia             12,000,000             10,564,632
          RPM International Inc., 6.50%, 2/15/18 ......................   United States            7,500,000              6,530,835
          Smurfit Kappa Funding PLC, senior sub. note, 7.75%,
             4/01/15 ..................................................      Ireland               1,500,000                877,500
      (d) Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16 ..........  United Kingdom            2,100,000              1,475,764
                                                                                                                     --------------
                                                                                                                         68,950,657
                                                                                                                     --------------


                    30 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          MEDIA 4.0%
      (d) British Sky Broadcasting Group PLC, senior note, 144A, 6.10%,
             2/15/18 ..................................................  United Kingdom           10,000,000         $    8,466,110
          CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ........       Canada               7,500,000              1,762,500
      (k) CCH I LLC, senior secured note, 11.00%, 10/01/15 ............   United States            4,000,000                572,112
      (k) CCH II LLC, senior note, 10.25%, 9/15/10 ....................   United States           10,000,000              5,659,930
          Comcast Corp., senior note, 6.30%, 11/15/17 .................   United States           10,000,000             10,042,920
          CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18 .............................   United States            6,000,000              5,550,000
             senior note, 6.75%, 4/15/12 ..............................   United States              600,000                580,500
      (d)    senior note, 144A, 8.50%, 4/15/14 ........................   United States            1,100,000              1,086,250
          Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 .......................   United States            1,500,000                195,000
             senior note, B, 8.00%, 11/15/13 ..........................   United States            1,500,000                195,000
          Dex Media West Finance, senior sub. note, 9.875%, 8/15/13 ...   United States            4,000,000              1,170,000
          DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ..........   United States            7,500,000              7,406,250
          EchoStar DBS Corp., senior note,
             6.375%, 10/01/11 .........................................   United States            5,500,000              5,293,750
             7.125%, 2/01/16 ..........................................   United States            3,500,000              3,237,500
          Idearc Inc., senior note, 8.00%, 11/15/16 ...................   United States            9,000,000                326,250
          Lamar Media Corp., senior sub. note,
             7.25%, 1/01/13 ...........................................   United States            7,500,000              6,206,250
             B, 6.625%, 8/15/15 .......................................   United States            1,500,000              1,132,500
          Liberty Media Corp., senior note, 5.70%, 5/15/13 ............   United States            9,000,000              6,740,046
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ......   United States            7,500,000              4,162,500
          Quebecor Media Inc., senior note, 7.75%, 3/15/16 ............       Canada               8,000,000              6,320,000
          R.H. Donnelley Corp.,
             senior disc. note, A-1, 6.875%, 1/15/13 ..................   United States              100,000                  9,500
             senior disc. note, A-2, 6.875%, 1/15/13 ..................   United States              400,000                 38,000
             senior note, A-3, 8.875%, 1/15/16 ........................   United States            4,400,000                484,000
          Radio One Inc., senior sub. note, 6.375%, 2/15/13 ...........   United States            7,000,000              1,785,000
          Reed Elsevier PLC, senior note, 8.625%, 1/15/19 .............  United Kingdom           10,000,000             10,032,250
          Time Warner Cable Inc., senior note,
             8.25%, 2/14/14 ...........................................   United States            3,000,000              3,190,128
             6.75%, 7/01/18 ...........................................   United States            9,000,000              8,801,325
          Time Warner Inc., 5.875%, 11/15/16 ..........................   United States            9,000,000              8,515,791
   (d, h) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
             3/15/15 ..................................................   United States            8,500,000              1,445,000
          Viacom Inc., senior note, 6.875%, 4/30/36 ...................   United States            8,000,000              5,905,336
                                                                                                                     --------------
                                                                                                                        116,311,698
                                                                                                                     --------------
          REAL ESTATE 0.1%
          Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..   United States            5,500,000              2,227,500
                                                                                                                     --------------
          RETAILING 0.4%
          Dollar General Corp., senior note, 10.625%, 7/15/15 .........   United States            7,500,000              7,500,000
          Michaels Stores Inc., senior note, 10.00%, 11/01/14 .........   United States            8,000,000              3,640,000
                                                                                                                     --------------
                                                                                                                         11,140,000
                                                                                                                     --------------


                    Quarterly Statements of Investments | 31

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(c)
          Freescale Semiconductor Inc., senior note, 8.875%,
             12/15/14 .................................................   United States            4,400,000         $      990,000
                                                                                                                     --------------
          SOFTWARE & SERVICES 0.3%
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 .............................   United States            6,000,000              5,040,000
             senior sub. note, 10.25%, 8/15/15 ........................   United States            7,000,000              4,795,000
                                                                                                                     --------------
                                                                                                                          9,835,000
                                                                                                                     --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
          Celestica Inc., senior sub. note,
             7.875%, 7/01/11 ..........................................      Canada                4,100,000              3,895,000
             7.625%, 7/01/13 ..........................................      Canada                4,000,000              3,460,000
   (d, i) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ....      Canada                8,000,000              1,340,000
          Sanmina-SCI Corp.,
   (d, f)    senior note, 144A, FRN, 4.746%, 6/15/14 ..................   United States            2,000,000              1,170,000
             senior sub. note, 6.75%, 3/01/13 .........................   United States            4,300,000              2,128,500
             senior sub. note, 8.125%, 3/01/16 ........................   United States            1,700,000                739,500
                                                                                                                     --------------
                                                                                                                         12,733,000
                                                                                                                     --------------
          TELECOMMUNICATION SERVICES 4.0%
      (d) American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ....   United States            7,500,000              7,237,500
          AT&T Corp., senior note, 6.70%, 11/15/13 ....................   United States           10,000,000             10,767,857
          AT&T Inc., 5.80%, 2/15/19 ...................................   United States            2,000,000              2,003,880
          Crown Castle International Corp., senior note, 9.00%,
             1/15/15 ..................................................   United States            5,600,000              5,446,000
      (d) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ......      Jamaica               8,000,000              5,920,000
          Embarq Corp., senior note, 7.082%, 6/01/16 ..................   United States            7,000,000              6,238,554
          Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 ........  United Kingdom            7,500,000              7,462,500
          Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 .........      Bermuda               3,500,000              3,364,375
      (d) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A,
             8.50%, 1/15/13 ...........................................      Bermuda               9,000,000              8,482,500
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ........   United States            9,000,000              8,381,250
          Millicom International Cellular SA, senior note, 10.00%,
             12/01/13 .................................................    Luxembourg              8,000,000              7,680,000
          Qwest Communications International Inc., senior note, 7.50%,
             2/15/14 ..................................................   United States            7,500,000              6,450,000
          Telecom Italia Capital, senior note,
             4.95%, 9/30/14 ...........................................       Italy                9,000,000              7,647,390
             6.999%, 6/04/18 ..........................................       Italy                1,500,000              1,390,834
          Verizon Communications Inc., 6.10%, 4/15/18 .................   United States            4,000,000              4,063,112
          Verizon New York Inc., senior deb.,
             A, 6.875%, 4/01/12 .......................................   United States            5,000,000              5,117,590
             B, 7.375%, 4/01/32 .......................................   United States            1,500,000              1,424,568
      (d) Verizon Wireless Capital LLC, 144A,
             7.375%, 11/15/13 .........................................   United States            5,000,000              5,412,365
             5.55%, 2/01/14 ...........................................   United States            3,000,000              2,980,710
      (d) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
             12/01/15 .................................................       Italy                9,000,000              8,280,000
                                                                                                                     --------------
                                                                                                                        115,750,985
                                                                                                                     --------------


                    32 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          CORPORATE BONDS (CONTINUED)
          TRANSPORTATION 0.2%
      (d) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ..........  United Kingdom            7,900,000         $    5,885,500
                                                                                                                     --------------
          UTILITIES 4.4%
          The AES Corp., senior note,
             8.00%, 10/15/17 ..........................................   United States            8,000,000              7,560,000
      (d)    144A, 8.00%, 6/01/20 .....................................   United States            2,000,000              1,830,000
          CenterPoint Energy Inc., senior note,
             6.125%, 11/01/17 .........................................   United States            7,500,000              6,283,132
             6.50%, 5/01/18 ...........................................   United States            1,500,000              1,261,605
          Dominion Resources Inc., 6.40%, 6/15/18 .....................   United States            8,000,000              8,098,016
          Duke Energy Corp., senior note, 6.30%, 2/01/14 ..............   United States            4,200,000              4,311,418
          Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ..........   United States            9,000,000              7,380,000
      (d) E.ON International Finance BV, 144A, 5.80%, 4/30/18 .........      Germany               8,000,000              7,736,256
          Edison Mission Energy, senior note, 7.00%, 5/15/17 ..........   United States            9,000,000              8,415,000
      (d) Electricite De France, note, 144A, 6.50%, 1/26/19 ...........       France              10,000,000             10,390,910
      (d) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ......    Netherlands             9,000,000              8,415,000
          Mirant North America LLC, senior note, 7.375%, 12/31/13 .....   United States            9,000,000              8,730,000
          NRG Energy Inc., senior note,
             7.25%, 2/01/14 ...........................................   United States            2,500,000              2,393,750
             7.375%, 2/01/16 ..........................................   United States            6,000,000              5,730,000
             7.375%, 1/15/17 ..........................................   United States            2,500,000              2,350,000
          Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18 ....   United States           10,000,000             12,364,350
          PNM Resources Inc., senior note, 9.25%, 5/15/15 .............   United States            1,300,000              1,176,500
          Sempra Energy, senior note, 9.80%, 2/15/19 ..................   United States            9,450,000             10,945,396
      (d) Texas Competitive Electric Holdings Co. LLC, senior note,
             144A, 10.25%, 11/01/15 ...................................   United States           12,000,000              8,940,000
          Virginia Electric and Power Co., senior note, 8.875%,
             11/15/38 .................................................   United States            4,000,000              5,179,984
                                                                                                                     --------------
                                                                                                                        129,491,317
                                                                                                                     --------------
          TOTAL CORPORATE BONDS (COST $1,279,329,229)                                                                 1,057,463,150
                                                                                                                     --------------
          CONVERTIBLE BONDS (COST $6,037,320) 0.2%
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.2%
          Mylan Inc., cvt., senior note, 1.25%, 3/15/12 ...............   United States            7,000,000              5,713,750
                                                                                                                     --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL
             MORTGAGE-BACKED SECURITIES 6.3%
          BANKS 3.6%
      (f) Banc of America Commercial Mortgage Inc., 2005-6, A4,
             FRN, 5.18%, 9/10/47 ......................................   United States            8,000,000              6,838,118
      (f) Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN,
             0.459%, 4/24/14 ..........................................   United States           13,000,000             11,616,716
          Citigroup/Deutsche Bank Commercial Mortgage Trust,
      (f)    2005-CD1, A4, FRN, 5.225%, 7/15/44 .......................   United States            5,440,000              4,591,972
             2006-CD3, A5, 5.617%, 10/15/48 ...........................   United States           22,000,000             16,718,805
          Countrywide Asset-Backed Certificates,
             2004-7, AF4, 4.774%, 8/25/32 .............................   United States              225,276                223,598
             2005-11, AF4, 5.21%, 3/25/34 .............................   United States            2,800,000              1,418,791


                    Quarterly Statements of Investments | 33

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          ASSET-BACKED SECURITIES AND COMMERCIAL
             MORTGAGE-BACKED SECURITIES (CONTINUED)
          BANKS (CONTINUED)
          GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
             1/10/38 ..................................................   United States            1,827,831         $    1,679,129
          Greenwich Capital Commercial Funding Corp.,
             2004-GG1, A7, 5.317%, 6/10/36 ............................   United States           10,714,000              9,749,249
             2005-GG5, A5, 5.224%, 4/10/37 ............................   United States            9,280,000              7,861,885
      (f)    2006-GG7, A4, FRN, 5.914%, 7/10/38 .......................   United States           12,000,000              8,366,461
          GS Mortgage Securities Corp. II,
             2003-C1, A3, 4.608%, 1/10/40 .............................   United States            3,965,000              3,610,163
      (f)    2006-GG6, A4, FRN, 5.553%, 4/10/38 .......................   United States           10,000,000              7,680,992
             2006-GG8, A4, 5.56%, 11/10/39 ............................   United States            5,000,000              3,543,510
          LB-UBS Commercial Mortgage Trust,
      (f)    2002-C2, A4, FRN, 5.594%, 6/15/31 ........................   United States            5,000,000              4,792,809
             2006-C1, A4, 5.156%, 2/15/31 .............................   United States           13,250,000              9,843,841
      (f) Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.404%,
             6/15/38 ..................................................   United States            7,000,000              6,321,499
                                                                                                                     --------------
                                                                                                                        104,857,538
                                                                                                                     --------------
          DIVERSIFIED FINANCIALS 2.7%
      (f) American Express Credit Account Master Trust,
             2004-4, A, FRN, 0.423%, 3/15/12 ..........................   United States            3,000,000              2,947,427
             2008-1, A, FRN, 0.783%, 8/15/13 ..........................   United States            8,200,000              7,554,612
      (f) Chase Issuance Trust,
             2005-A9, A9, FRN, 0.353%, 11/15/11 .......................   United States            2,000,000              1,976,719
             2007-A9, A9, FRN, 0.363%, 6/16/14 ........................   United States           12,000,000             10,826,632
             sub. note, 2006-A7, A, FRN, 0.343%, 2/15/13 ..............   United States            4,000,000              3,844,212
          Citigroup Commercial Mortgage Trust, 2008-C7, A4, 6.095%,
             12/10/49 .................................................   United States           19,150,000             13,466,858
          JPMorgan Chase Commercial Mortgage Securities Corp.,
      (f)    2004-CB9, A4, FRN, 5.371%, 6/12/41 .......................   United States            8,871,306              7,814,994
             2004-LN2, A2, 5.115%, 7/15/41 ............................   United States              807,292                708,325
      (f)    2005-LDP5, A4, FRN, 5.179%, 12/15/44 .....................   United States           11,700,000              9,545,617
      (d) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
             12/25/24 .................................................   United States               10,669                 10,625
      (f) MBNA Credit Card Master Note Trust, 2005-A4, A4, FRN,
             0.373%, 11/15/12 .........................................   United States            6,000,000              5,695,135
      (f) MBNA Master Credit Card Trust II, 1997-B, A, FRN, 0.493%,
             8/15/14 ..................................................   United States           15,000,000             13,270,705
          Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
             4/25/32 ..................................................   United States              253,155                201,179
                                                                                                                     --------------
                                                                                                                         77,863,040
                                                                                                                     --------------
          TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
             MORTGAGE-BACKED SECURITIES (COST $216,818,582) ...........                                                 182,720,578
                                                                                                                     --------------
          MORTGAGE-BACKED SECURITIES 14.5%
      (f) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
          RATE 0.0%(c)
          FHLMC, 5.671%, 1/01/33 ......................................   United States              296,134                294,447
                                                                                                                     --------------


                    34 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.9%
          FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ...............   United States            5,441,865         $    5,546,467
          FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22 ...............   United States           11,998,375             12,303,693
          FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ................   United States            1,068,518              1,106,372
          FHLMC Gold 15 Year, 6.50%, 4/01/11 ..........................   United States                  383                    400
          FHLMC Gold 15 Year, 7.00%, 9/01/11 ..........................   United States                  484                    503
          FHLMC Gold 30 Year, 5.00%, 3/01/34 - 9/01/38 ................   United States           35,956,114             36,566,221
          FHLMC Gold 30 Year, 5.50%, 6/01/33 - 7/01/38 ................   United States           50,068,299             51,289,426
          FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/38 ................   United States           37,900,879             39,163,582
          FHLMC Gold 30 Year, 6.50%, 10/01/21 - 8/01/38 ...............   United States           25,274,259             26,379,833
          FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ................   United States              223,141                236,945
          FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ................   United States               38,302                 40,882
          FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 ...............   United States                  804                    853
          FHLMC Gold 30 Year, 9.00%, 12/01/24 .........................   United States                  411                    453
                                                                                                                     --------------
                                                                                                                        172,635,630
                                                                                                                     --------------
      (f) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
             RATE 0.1%
          FNMA, 4.552%, 4/01/20 .......................................   United States              291,284                292,350
          FNMA, 4.621%, 12/01/34 ......................................   United States            1,406,615              1,405,125
                                                                                                                     --------------
                                                                                                                          1,697,475
                                                                                                                     --------------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 8.1%
          FNMA 15 Year, 4.50%, 3/01/20 ................................   United States            1,197,625              1,217,720
          FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ......................   United States            1,543,196              1,589,239
          FNMA 15 Year, 5.50%, 3/01/14 - 4/01/21 ......................   United States            5,638,688              5,822,059
          FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .....................   United States              197,719                206,556
          FNMA 15 Year, 6.50%, 4/01/11 - 6/01/13 ......................   United States               14,331                 15,002
          FNMA 15 Year, 7.50%, 10/01/14 ...............................   United States               14,937                 15,699
          FNMA 30 Year, 5.00%, 4/01/34 - 6/01/38 ......................   United States           58,475,956             59,524,187
          FNMA 30 Year, 5.50%, 9/01/33 - 6/01/37 ......................   United States           54,655,007             56,039,953
          FNMA 30 Year, 6.00%, 6/01/34 - 8/01/38 ......................   United States           79,815,415             82,401,183
          FNMA 30 Year, 6.50%, 1/01/24 - 10/01/37 .....................   United States           29,592,587             30,881,319
          FNMA 30 Year, 7.50%, 12/01/28 - 10/01/29 ....................   United States               35,686                 37,986
          FNMA 30 Year, 8.00%, 1/01/25 - 6/01/26 ......................   United States               18,312                 19,447
          FNMA 30 Year, 8.50%, 7/01/25 ................................   United States                  730                    789
                                                                                                                     --------------
                                                                                                                        237,771,139
                                                                                                                     --------------
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
             RATE 0.4%
          GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 .................   United States            1,328,891              1,359,306
          GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36 .................   United States            4,168,971              4,283,201
          GNMA I SF 30 Year, 6.00%, 8/15/36 ...........................   United States              710,469                732,406
          GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 .................   United States              272,023                283,981
          GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ................   United States               53,520                 57,377
          GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 .................   United States               16,589                 17,680
          GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 .................   United States               13,304                 14,201
          GNMA I SF 30 Year, 8.50%, 8/15/24 ...........................   United States                  136                    146
          GNMA I SF 30 Year, 9.00%, 1/15/25 ...........................   United States                  476                    512
          GNMA I SF 30 Year, 9.50%, 6/15/25 ...........................   United States                  711                    789


                    Quarterly Statements of Investments | 35

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          MORTGAGE-BACKED SECURITIES (CONTINUED)
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED
             RATE (CONTINUED)
          GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 ...............   United States            1,861,747         $    1,900,048
          GNMA II SF 30 Year, 5.50%, 6/20/34 ..........................   United States              978,738              1,003,154
          GNMA II SF 30 Year, 6.00%, 11/20/34 .........................   United States              861,284                886,166
          GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 ...............   United States              371,826                390,184
          GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ................   United States              193,591                205,466
                                                                                                                     --------------
                                                                                                                         11,134,617
                                                                                                                     --------------
          TOTAL MORTGAGE-BACKED SECURITIES
             (COST $409,920,270) ......................................                                                 423,533,308
                                                                                                                     --------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 7.7%
          FHLMC,
             5.00%, 2/16/17 ...........................................   United States           11,000,000             11,902,517
             5.625%, 3/15/11 ..........................................   United States            1,400,000              1,510,482
             senior note, 4.75%, 3/5/12 ...............................   United States           22,000,000             23,579,226
          FNMA, 4.125%, 4/15/14 .......................................   United States            2,000,000              2,142,538
          U.S. Treasury Bond,
             4.50%, 2/15/16 ...........................................   United States           13,100,000             14,927,869
             4.50%, 5/15/17 ...........................................   United States            5,000,000              5,628,130
             5.25%, 2/15/29 ...........................................   United States            1,750,000              2,071,290
             6.25%, 8/15/23 ...........................................   United States            6,800,000              8,605,189
             6.88%, 8/15/25 ...........................................   United States            1,000,000              1,392,813
             7.125%, 2/15/23 ..........................................   United States           10,200,000             13,784,351
             7.875%, 2/15/21 ..........................................   United States            7,200,000             10,096,877
          U.S. Treasury Note,
             3.375%, 10/15/09 .........................................   United States              500,000                510,274
             3.375%, 6/30/13 ..........................................   United States            4,000,000              4,301,252
             3.50%, 12/15/09 ..........................................   United States            4,500,000              4,616,546
             4.00%, 8/31/09 ...........................................   United States            7,000,000              7,143,010
             4.00%, 4/15/10 ...........................................   United States            1,100,000              1,145,332
             4.00%, 11/15/12 ..........................................   United States            1,850,000              2,024,884
             4.125%, 8/15/10 ..........................................   United States            2,900,000              3,054,970
             4.25%, 8/15/13 ...........................................   United States            1,000,000              1,118,204
             4.25%, 11/15/14 ..........................................   United States              700,000                789,360
             4.375%, 8/15/12 ..........................................   United States            1,000,000              1,103,751
             4.50%, 9/30/11 ...........................................   United States            2,500,000              2,712,305
             4.625%, 2/15/17 ..........................................   United States            9,400,000             10,669,009
             4.75%, 8/15/17 ...........................................   United States            7,000,000              8,023,757
             4.875%, 7/31/11 ..........................................   United States            7,250,000              7,922,894
             5.00%, 8/15/11 ...........................................   United States            2,100,000              2,311,315
      (l)    Index Linked, 1.625%, 1/15/15 ............................   United States            3,341,681              3,234,123
      (l)    Index Linked, 2.00%, 1/15/14 .............................   United States           23,482,334             23,357,596
      (l)    Index Linked, 2.00%, 7/15/14 .............................   United States           12,186,311             12,102,542
      (l)    Index Linked, 2.00%, 1/15/16 .............................   United States           11,787,833             11,699,436
      (l)    Index Linked, 2.50%, 7/15/16 .............................   United States           20,537,128             21,050,576
                                                                                                                     --------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $214,975,250) ......................................                                                 224,532,418
                                                                                                                     --------------


                    36 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 14.1%
          European Investment Bank, senior note, 1612/37, 6.50%,
             9/10/14 ..................................................   Supranational(m)        12,905,000    NZD  $    7,356,193
   (f, n) Government of Argentina, senior bond, FRN, 3.127%,
             8/03/12 ..................................................     Argentina            106,878,000             31,099,034
          Government of Indonesia,
             10.00%, 7/15/17 ..........................................     Indonesia         10,200,000,000    IDR         822,364
             11.00%, 10/15/14 .........................................     Indonesia          4,500,000,000    IDR         390,487
             FR10, 13.15%, 3/15/10 ....................................     Indonesia          7,125,000,000    IDR         644,882
             FR17, 13.15%, 1/15/12 ....................................     Indonesia         17,300,000,000    IDR       1,619,024
             FR19, 14.25%, 6/15/13 ....................................     Indonesia         63,035,000,000    IDR       6,162,251
             FR20, 14.275%, 12/15/13 ..................................     Indonesia         28,415,000,000    IDR       2,796,556
             FR34, 12.80%, 6/15/21 ....................................     Indonesia        108,710,000,000    IDR       9,910,949
             FR39, 11.75%, 8/15/23 ....................................     Indonesia         29,150,000,000    IDR       2,471,859
             FR42, 10.25%, 7/15/27 ....................................     Indonesia         86,000,000,000    IDR       6,423,546
             FR47, 10.00%, 2/15/28 ....................................     Indonesia         28,000,000,000    IDR       2,036,028
      (o)    senior bond, Reg S, 6.625%, 2/17/37 ......................     Indonesia                940,000                626,862
      (o)    senior bond, Reg S, 6.875%, 1/17/18 ......................     Indonesia              6,000,000              4,860,000
      (o)    senior bond, Reg S, 7.75%, 1/17/38 .......................     Indonesia             11,270,000              7,906,609
      (o)    senior bond, Reg S, 8.50%, 10/12/35 ......................     Indonesia                945,000                751,275
      (o) Government of Iraq, Reg S, 5.80%, 1/15/28 ...................       Iraq                 3,620,000              1,597,325
          Government of Malaysia,
             3.461%, 7/31/13 ..........................................     Malaysia              28,900,000    MYR       8,235,531
             3.756%, 4/28/11 ..........................................     Malaysia              53,580,000    MYR      15,223,656
             3.833%, 9/28/11 ..........................................     Malaysia               6,150,000    MYR       1,757,435
             4.24%, 2/07/18 ...........................................     Malaysia              64,800,000    MYR      19,558,930
             4.305%, 2/27/09 ..........................................     Malaysia              21,510,000    MYR       5,969,354
          Government of Mexico,
             8.00%, 12/17/15 ..........................................      Mexico                  725,000(p) MXN       5,143,280
             10.00%, 12/05/24 .........................................      Mexico                4,035,000(p) MXN      33,418,914
          Government of Poland,
             5.75%, 9/23/22 ...........................................      Poland               38,200,000    PLN      10,804,393
             6.25%, 10/24/15 ..........................................      Poland               17,100,000    PLN       5,172,166
          Government of Russia,
      (d)    144A, 7.50%, 3/31/30 .....................................      Russia               14,404,040             13,449,772
      (o)    senior bond, Reg S, 7.50%, 3/31/30 .......................      Russia               57,918,000             54,080,932
          Government of South Africa, senior note, 5.875%, 5/30/22 ....   South Africa             6,990,000              6,151,200
          Government of Sweden,
             4.00%, 12/01/09 ..........................................      Sweden              196,050,000    SEK      23,992,058
             5.50%, 10/08/12 ..........................................      Sweden               24,960,000    SEK       3,344,030
          Government of Venezuela,
             10.75%, 9/19/13 ..........................................     Venezuela              5,640,000              3,835,200
      (o)    senior bond, Reg S, 5.375%, 8/07/10 ......................     Venezuela              7,420,000              6,047,671
          KfW Bankengruppe, senior note, 6.50%, 11/15/11 ..............      Germany              10,164,000    NZD       5,537,623
          Korea Treasury Bond,
             0525-1209, 5.25%, 9/10/12 ................................    South Korea        15,100,000,000    KRW      11,424,180
             0525-2703, 5.25%, 3/10/27 ................................    South Korea        13,696,000,000    KRW       9,958,898
             0550-1709, 5.50%, 9/10/17 ................................    South Korea        23,470,000,000    KRW      17,768,194
             0575-1809, 5.75%, 9/10/18 ................................    South Korea         3,500,000,000    KRW       2,728,739


                    Quarterly Statements of Investments | 37

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
          New South Wales Treasury Corp., senior note, 5.50%,
             3/01/17 ..................................................     Australia             12,025,000    AUD  $    8,021,127
          Nota Do Tesouro Nacional,
             10.082%, 1/01/12 .........................................      Brazil                    8,400(q) BRL       3,453,725
             10.082%, 1/01/14 .........................................      Brazil                    5,200(q) BRL       2,021,119
             10.082%, 1/01/17 .........................................      Brazil                   60,650(q) BRL      22,573,237
      (r)    Index Linked, 6.00%, 5/15/15 .............................      Brazil                    8,700(q) BRL       6,272,355
      (r)    Index Linked, 6.00%, 5/15/45 .............................      Brazil                    3,570(q) BRL       2,463,965
          Province of Manitoba, 6.375%, 9/01/15 .......................      Canada                3,000,000    NZD       1,671,576
          Province of Ontario, 6.25%, 6/16/15 .........................      Canada                2,826,000    NZD       1,516,296
          Queensland Treasury Corp.,
             13, 6.00%, 8/14/13 .......................................     Australia              2,045,000    AUD       1,394,794
             17, 6.00%, 9/14/17 .......................................     Australia              4,090,000    AUD       2,824,944
      (d)    144A, 7.125%, 9/18/17 ....................................     Australia             15,990,000    NZD       9,895,355
                                                                                                                     --------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $486,731,144) ......................................                                                 413,185,893
                                                                                                                     --------------
          MUNICIPAL BONDS 1.9%
          California State GO, Refunding, 5.00%, 4/01/38 ..............   United States           35,000,000             31,040,800
          Chicago Board of Education GO, Refunding, Series C,
             Assured Guaranty, 5.25%, 12/01/26 ........................   United States            2,275,000              2,339,928
          District of Columbia University Revenue, Georgetown
             University, Refunding, Series D, BHAC Insured, 5.50%,
             4/01/36 ..................................................   United States            2,240,000              2,246,474
          Energy Northwest Electric Revenue, Columbia Generating
             Station, Refunding, Series A, 5.00%, 7/01/24 .............   United States            2,240,000              2,287,152
          Kentucky State Municipal Power Agency Power System Revenue,
             Prairie State Project, Series A, BHAC Insured, 5.25%,
             9/01/42 ..................................................   United States            3,470,000              3,416,007
          Matanuska-Susitna Borough Lease Revenue, Goose Greek
             Correctional Center, Assured Guaranty,
                5.50%, 9/01/23 ........................................   United States            2,320,000              2,503,303
                6.00%, 9/01/28 ........................................   United States            2,900,000              3,069,824
          Philadelphia GO, Series B, Assured Guaranty, 7.125%,
             7/15/38 ..................................................   United States            1,285,000              1,349,520
          Placentia-Yorba Linda USD, GO, 2008 Election, Series A,
             5.25%, 8/01/32 ...........................................   United States            3,480,000              3,452,125
          Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
             8/01/27 ..................................................   United States            1,025,000                344,759
             8/01/30 ..................................................   United States            1,025,000                274,792
             8/01/32 ..................................................   United States            1,280,000                297,434
             8/01/33 ..................................................   United States              675,000                146,009


                    38 | Quarterly Statements of Investments

Franklin Strategic Series

                                                                            COUNTRY/            PRINCIPAL
          FRANKLIN STRATEGIC INCOME FUND                                  ORGANIZATION          AMOUNT(e)                 VALUE
          -------------------------------------------------------------  --------------     ----------------         --------------
          MUNICIPAL BONDS (CONTINUED)
          San Bernardino Community College District GO, Election
             of 2002, Series A,
                6.375%, 8/01/26 .......................................   United States              580,000         $      645,714
                6.50%, 8/01/27 ........................................   United States              840,000                935,642
                6.50%, 8/01/28 ........................................   United States              350,000                387,062
                6.25%, 8/01/33 ........................................   United States              870,000                927,681
          San Mateo County Community College District GO, Election
             of 2001, Series C, MBIA Insured, zero cpn.,
                9/01/30 ...............................................   United States            2,475,000                648,004
                3/01/31 ...............................................   United States              675,000                169,567
                                                                                                                     --------------
          TOTAL MUNICIPAL BONDS (COST $59,300,532)                                                                       56,481,797
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $3,042,001,970) ....................................                                               2,664,627,823
                                                                                                                     --------------
          SHORT TERM INVESTMENTS 5.0%
          FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $27,355,871) 0.9%
      (s) Egypt Treasury Bill, 2/24/09 - 9/22/09 ......................       Egypt              153,575,000    EGP      26,377,998
                                                                                                                     --------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
             (COST $3,069,357,841) ....................................                                               2,691,005,821
                                                                                                                     --------------

                                                                                                 SHARES
                                                                                            ----------------
          MONEY MARKET FUNDS (COST $120,707,272) 4.1%
      (t) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 0.39% .........................................   United States          120,707,272            120,707,272
                                                                                                                     --------------
          TOTAL INVESTMENTS (COST $3,190,065,113) 96.2% ...............                                               2,811,713,093
          NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
             EXCHANGE CONTRACTS 2.4% ..................................                                                  69,080,971
          OTHER ASSETS, LESS LIABILITIES 1.4% .........................                                                  42,511,986
                                                                                                                     --------------
          NET ASSETS 100.0% ...........................................                                              $2,923,306,050
                                                                                                                     ==============


                    Quarterly Statements of Investments | 39

Franklin Strategic Series

FRANKLIN STRATEGIC INCOME FUND

See Abbreviations on page 49.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b)  See Note 5 regarding restricted and illiquid securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $200,483,846, representing 6.86% of net assets.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The coupon rate shown represents the rate at period end.

(g)  A portion or all of the security purchased on a delayed delivery basis.

(h)  Income may be received in additional securities and/or cash.

(i)  Defaulted security.

(j)  Perpetual security with no stated maturity date.

(k)  See Note 7 regarding other considerations.

(l)  Principal amount of security is adjusted for inflation.

(m) A supranational organization is an entity formed by two or more central governments through international treaties.

(n) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(o) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the aggregate value of these securities was $75,870,674, representing 2.60% of net assets.

(p)  Principal amount is stated in 100 Mexican Peso Units.

(q)  Principal amount is stated in 1000 Brazilian Real Units.

(r)  Redemption price at maturity is adjusted for inflation.

(s)  The security is traded on a discount basis with no stated coupon rate.

(t) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    40 | Quarterly Statements of Investments

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 41

Franklin Strategic Series

2. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                      FRANKLIN        FRANKLIN       FRANKLIN    FRANKLIN GROWTH
                                    BIOTECHNOLOGY     FLEX CAP     FOCUSED CORE   OPPORTUNITIES
                                   DISCOVERY FUND    GROWTH FUND    EQUITY FUND        FUND
                                   --------------  --------------  ------------  ---------------
Cost of investments .............   $281,142,465   $2,138,749,937   $ 6,447,795   $219,780,427
                                    ============   ==============   ===========   ============
Unrealized appreciation .........   $ 79,824,520   $  192,477,376   $    68,586   $ 17,661,238
Unrealized depreciation .........    (63,292,555)    (440,814,192)   (2,468,833)   (34,578,906)
                                    ------------   --------------   -----------   ------------
Net unrealized appreciation
   (depreciation) ...............   $ 16,531,965   $ (248,336,816)  $(2,400,247)  $(16,917,668)
                                    ============   ==============   ===========   ============

                                                        FRANKLIN       FRANKLIN        FRANKLIN
                                   FRANKLIN NATURAL    SMALL CAP     SMALL-MID CAP     STRATEGIC
                                    RESOURCES FUND    GROWTH FUND     GROWTH FUND     INCOME FUND
                                   ----------------  -------------  --------------  --------------
Cost of investments .............    $ 588,848,202   $ 362,697,268  $3,441,538,243  $3,196,376,953
                                     =============   =============  ==============  ==============
Unrealized appreciation .........    $  47,612,789   $  33,483,243  $  337,017,301  $   52,334,760
Unrealized depreciation .........     (216,133,506)   (126,530,588)   (940,979,291)   (436,998,620)
                                     -------------   -------------  --------------  --------------
Net unrealized appreciation
   (depreciation) ...............    $(168,520,717)  $ (93,047,345) $ (603,961,990) $ (384,663,860)
                                     =============   =============  ==============  ==============


                    42 | Quarterly Statements of Investments

Franklin Strategic Series

4. FORWARD EXCHANGE CONTRACTS

At January 31, 2009, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

                                                       CONTRACT          SETTLEMENT   UNREALIZED    UNREALIZED
                                                       AMOUNT(a)            DATE     APPRECIATION  DEPRECIATION
                                                    ---------------      ----------  ------------  ------------
FRANKLIN STRATEGIC INCOME FUND
CONTRACTS TO BUY
27,622,500,000  South Korean Won .................       25,311,019 CHF    2/13/09    $        --  $ (1,826,080)
    52,091,000  Euro .............................       70,240,080        3/04/09             --    (3,639,650)
    26,980,000  Euro .............................       36,014,899        3/16/09             --    (1,525,495)
    11,050,000  Euro .............................       14,904,240        4/23/09             --      (784,106)
     9,550,000  Euro .............................       13,847,978        5/29/09             --    (1,645,570)
    12,300,000  Euro .............................       17,283,960        6/03/09             --    (1,567,834)
    10,431,379  Malaysian Ringgit ................        2,090,331 EUR    6/12/09        217,205            --
    13,615,995  Malaysian Ringgit ................        2,741,568 EUR    6/15/09        266,910            --
    26,902,552  Malaysian Ringgit ................        5,434,859 EUR    6/16/09        504,358            --
   187,895,953  Russian Ruble ....................       85,260,441 MXN    7/01/09             --    (1,135,782)
     5,000,000  U.S. Dollar ......................        3,251,356 EUR    7/10/09        845,759            --
    98,105,572  Russian Ruble ....................        5,846,578 NZD    8/12/09             --      (570,164)
    97,208,161  Russian Ruble ....................        5,808,327 NZD    8/14/09             --      (574,409)
    48,366,965  Russian Ruble ....................        2,908,311 NZD    9/15/09             --      (309,160)
    20,000,000  U.S. Dollar ......................       14,359,254 EUR    9/17/09      1,652,423            --
   102,616,000  Chinese Yuan .....................       14,958,601        9/23/09             --      (324,375)
    85,937,019  Russian Ruble ....................        4,088,221 AUD    9/24/09             --      (535,265)
   132,105,686  Russian Ruble ....................        6,349,870 AUD    9/28/09             --      (868,706)
32,917,966,021  Vietnamese Dong ..................        2,673,084 AUD   10/07/09        126,064            --
    10,867,913  Chinese Yuan .....................        2,348,144 AUD   10/13/09         71,638            --
    11,141,998  Chinese Yuan .....................        2,365,951 AUD   10/19/09         99,031            --
    19,992,188  Chinese Yuan .....................        2,890,297       10/23/09             --       (45,604)
    33,924,068  Chinese Yuan .....................        4,878,259       10/26/09             --       (52,283)
    20,270,115  Chinese Yuan .....................        2,893,664       10/27/09             --       (10,290)
    23,100,000  Swiss Franc ......................       15,594,937 EUR   10/27/09        113,332            --
CONTRACTS TO SELL
27,622,500,000  South Korean Won .................       31,831,225 CHF    2/13/09      7,447,590            --
    63,268,687  Mexican Peso .....................        5,622,884        2/27/09      1,238,197            --
    59,280,000  Euro .............................       88,755,794        3/04/09     12,963,937            --
     9,880,000  Euro .............................    1,503,587,800 JPY    3/05/09      4,090,583            --
     9,880,000  Euro .............................    1,519,524,240 JPY    3/09/09      4,270,131            --
    29,200,000  Euro .............................       44,548,980        3/16/09      7,221,679            --
     9,600,000  Euro .............................    1,485,984,000 JPY    4/06/09      4,270,816            --
   169,061,600  Mexican Peso .....................       15,313,551        4/07/09      3,691,880            --
     2,848,160  U.S. Dollar ......................      358,198,842 KZT    4/17/09             --      (164,688)
    13,820,000  Euro .............................       21,615,586        4/23/09      3,955,835            --
     4,400,000  Euro .............................      696,850,000 JPY    4/23/09      2,137,505            --
 9,915,000,000  South Korean Won .................       10,036,146 CHF    4/24/09      1,476,000            --
    22,688,628  Mexican Peso .....................       88,338,174 INR    5/15/09        242,782            --


                    Quarterly Statements of Investments | 43

Franklin Strategic Series

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                       CONTRACT          SETTLEMENT   UNREALIZED    UNREALIZED
                                                       AMOUNT(a)            DATE     APPRECIATION  DEPRECIATION
                                                    ---------------      ----------  ------------  ------------
FRANKLIN STRATEGIC INCOME FUND (CONTINUED)
CONTRACTS TO SELL (CONTINUED)
    24,100,000  Euro .............................       37,073,512        5/29/09    $ 6,280,001  $         --
10,370,000,000  South Korean Won .................       10,454,683 CHF    6/02/09      1,500,973            --
     8,115,000  British Pound Sterling ...........       50,201,013 MYR    6/03/09      2,127,762            --
    24,100,000  Euro .............................       36,719,965        6/03/09      5,926,581            --
 4,042,731,000  South Korean Won .................        4,026,223 CHF    6/11/09        541,721            --
    95,141,931  Mexican Peso .....................    4,303,650,105 CLP    6/12/09        414,915            --
    13,542,000  Euro .............................       20,710,912        6/15/09      3,408,011            --
   997,100,000  South Korean Won .................          994,266 CHF    6/18/09        134,555            --
 5,145,000,000  South Korean Won .................        5,216,995 CHF    7/09/09        767,275            --
 1,521,000,000  South Korean Won .................        1,531,876 CHF    7/24/09        217,423            --
    30,299,970  New Zealand Dollar ...............  204,079,388,412 IDR    8/04/09      1,875,430            --
     5,487,492  New Zealand Dollar ...............   66,500,169,499 VND    8/14/09        930,037            --
 5,415,120,000  South Korean Won .................        5,385,446 CHF    8/28/09        709,409            --
     6,090,000  Euro .............................       29,842,218 MYR    9/03/09        486,764            --
    35,638,464  Mexican Peso .....................       85,218,696 RUB    9/17/09             --      (362,172)
     7,289,000  Euro .............................        9,902,107        1/12/10        583,168            --
Unrealized appreciation (depreciation) on offsetting forward exchange contracts ...     4,087,619    (1,872,695)
                                                                                      -----------  ------------
   Unrealized appreciation (depreciation) on forward exchange contracts ...........    86,895,299   (17,814,328)
                                                                                      -----------  ------------
      Net unrealized appreciation (depreciation) on forward exchange contracts ....   $69,080,971
                                                                                      ===========

(a)  In U.S. dollars unless otherwise indicated.

                          See Abbreviations on page 49.

5. RESTRICTED SECURITIES

At January 31, 2009, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

 SHARES/                                                                 ACQUISITION
 WARRANTS  ISSUER                                                           DATES          COST        VALUE
---------  ---------------------------------------------------------  ----------------  ----------  -----------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
1,128,271  FibroGen Inc., pfd., E ..................................       5/19/00      $5,065,937  $ 5,686,486
                                                                                                    ===========
           TOTAL RESTRICTED SECURITIES (1.92% of Net Assets)
FRANKLIN FLEX CAP GROWTH FUND
   36,443  Anda Networks ...........................................       3/24/00      $2,000,000  $    28,061
2,227,171  FibroGen Inc., pfd., E ..................................       5/19/00       9,999,998   11,224,942
                                                                                                    -----------
           TOTAL RESTRICTED SECURITIES (0.59% of Net Assets) .....................................  $11,253,003
                                                                                                    ===========


                    44 | Quarterly Statements of Investments

Franklin Strategic Series

5. RESTRICTED SECURITIES (CONTINUED)

 SHARES/                                                                 ACQUISITION
 WARRANTS  ISSUER                                                           DATES          COST        VALUE
---------  ---------------------------------------------------------  ----------------  ----------  -----------
FRANKLIN GROWTH OPPORTUNITIES FUND
  374,806  Dilithium Networks Inc., depository receipt, D, pfd.,
              144A, PIPES ..........................................       7/13/06      $  873,300  $   547,217
   14,501  Dilithium Networks Inc., pfd., D, 11.00%, 3/20/09 .......      10/30/08          14,501       14,501
   12,447  Dilithium Networks Inc., wts., 3/20/09 ..................      10/30/08              --           --
                                                                                                    -----------
           TOTAL RESTRICTED SECURITIES (0.28% of Net Assets) .......                                $   561,718
                                                                                                    ===========
FRANKLIN NATURAL RESOURCES FUND
  199,375  Energy Coal Resources, 144A .............................  11/16/05-5/05/06  $3,118,103  $ 1,353,756
  317,000  Northern Oil & Gas Inc., 144A ...........................       6/9/08        2,853,000      951,634
3,900,000  OZ Minerals Ltd .........................................   7/01/08-8/12/08   8,973,284    1,022,280
                                                                                                    -----------
           TOTAL RESTRICTED SECURITIES (0.79% of Net Assets) .....................................  $ 3,327,670
                                                                                                    ===========
FRANKLIN SMALL-MID CAP GROWTH FUND
   91,107  Anda Networks ...........................................       3/24/00      $5,000,000  $    70,152
4,569,500  TeleCorp PCS Inc., Escrow Account .......................      12/15/06              --           --
                                                                                                    -----------
           TOTAL RESTRICTED SECURITIES (0.00%(a) of Net Assets) ..................................  $    70,152
                                                                                                    ===========
FRANKLIN STRATEGIC INCOME FUND
  516,372  Cambridge Industries Liquidating Trust Interest ............    1/09/02      $       --  $        --
   64,666  VS Holdings Inc. ...........................................   12/06/01          64,666           --
                                                                                                    -----------
           TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) .....................................  $        --
                                                                                                    ===========

(a)  Rounds to less than 0.01% of net assets.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Biotechnology Discovery Fund and the Franklin Small-Mid Cap Growth Fund for the nine months ended January 31, 2009, were as shown below.

                                   NUMBER OF                           NUMBER OF
                                  SHARES HELD                         SHARES HELD    VALUE AT                     REALIZED
                                 AT BEGINNING    GROSS       GROSS       AT END       END OF       INVESTMENT     CAPITAL
NAME OF ISSUER                     OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD      PERIOD         INCOME     GAIN (LOSS)
-------------------------------  ------------  ---------  ----------  -----------  -----------     ----------  -------------
FRANKLIN BIOTECHNOLOGY
   DISCOVERY FUND
NON-CONTROLLED AFFILIATES
MacroChem Corp. ...............    2,250,000       --             --    2,250,000  $    73,125     $       --  $          --
MacroChem Corp., wts., PIPES,
   144A, 2/01/49 ..............      675,000       --        675,000           --             (a)          --              9
                                                                                   -----------     ----------  -------------
TOTAL AFFILIATED SECURITIES (0.02% of Net Assets) ...............................  $    73,125     $       --  $           9
                                                                                   ===========     ==========  =============


                    Quarterly Statements of Investments | 45

Franklin Strategic Series

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                   NUMBER OF                           NUMBER OF
                                  SHARES HELD                         SHARES HELD    VALUE AT                     REALIZED
                                 AT BEGINNING    GROSS       GROSS       AT END       END OF       INVESTMENT     CAPITAL
NAME OF ISSUER                     OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD      PERIOD         INCOME     GAIN (LOSS)
-------------------------------  ------------  ---------  ----------  -----------  -----------     ----------  -------------
FRANKLIN SMALL-MID CAP GROWTH FUND
NON-CONTROLLED AFFILIATES
American Medical Systems
   Holdings Inc. ..............    3,689,900       --      3,689,900           --             (a)  $       --  $ (25,524,870)
Force Protection Inc. .........    3,734,600       --        445,400    3,289,200             (a)          --     (3,545,000)
FormFactor Inc. ...............    3,689,300       --        971,776    2,717,524   42,284,674             --    (25,615,375)
The Men's Wearhouse Inc. ......    3,301,000       --      3,301,000           --             (a)     394,940    (58,939,751)
Microsemi Corp. ...............    5,007,300       --      4,158,209      849,091             (a)          --    (39,000,970)
Orbital Sciences Corp .........    3,420,100       --      1,907,900    1,512,200             (a)          --     (6,583,403)
Silicon Laboratories Inc. .....    3,561,500       --      1,368,200    2,193,300             (a)          --       (144,216)
Wolverine World Wide Inc. .....    3,792,210       --      1,523,135    2,269,075             (a)     916,340         61,324
                                                                                   -----------     ----------  -------------
TOTAL AFFILIATED SECURITIES (1.50% of Net Assets) ...............................  $42,284,674     $1,311,280  $(159,292,261)
                                                                                   ===========     ==========  =============

(a) As of January 31, 2009, no longer an affiliate.

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Franklin Natural Resources Fund'sand Franklin Strategic Income Fund's Investment Managermay serve from time to time as members of bond holders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the fund's policies and the requirements of applicable securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

8. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    46 | Quarterly Statements of Investments

Franklin Strategic Series

8. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                            LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
                                        --------------   --------------   -----------   --------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
   ASSETS:
      Investments in Securities         $  291,376,921   $      611,023   $ 5,686,486   $  297,674,430
FRANKLIN FLEX CAP GROWTH FUND
   ASSETS:
      Investments in Securities         $1,879,160,118   $           --   $11,253,003   $1,890,413,121
FRANKLIN FOCUSED CORE EQUITY FUND
   ASSETS:
      Investments in Securities         $    3,988,748   $       58,800   $        --   $    4,047,548
FRANKLIN GROWTH OPPORTUNITIES FUND
   ASSETS:
      Investments in Securities         $  202,301,041   $           --   $   561,718   $  202,862,759
FRANKLIN NATURAL RESOURCES FUND
   ASSETS:
      Investments in Securities         $  415,660,722   $    1,339,093   $ 3,327,670   $  420,327,485
FRANKLIN SMALL CAP GROWTH FUND
   ASSETS:
      Investments in Securities         $  269,649,923   $           --   $        --   $  269,649,923
FRANKLIN SMALL-MID CAP GROWTH FUND
   ASSETS:
      Investments in Securities         $2,815,139,368   $   22,366,733   $    70,152   $2,837,576,253


                    Quarterly Statements of Investments | 47

Franklin Strategic Series

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                            LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
                                        --------------   --------------   -----------   --------------
FRANKLIN STRATEGIC INCOME FUND
   ASSETS:
      Investments in Securities         $  156,098,740   $2,655,614,353   $        --   $2,811,713,093
      Other Financial Instruments(a)                --       69,080,971            --       69,080,971

(a) Other financial instruments includes net unrealized appreciation (depreciation) on forward exchange contracts.

At January 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                    FRANKLIN        FRANKLIN     FRANKLIN GROWTH
                                                                  BIOTECHNOLOGY     FLEX CAP      OPPORTUNITIES
                                                                 DISCOVERY FUND    GROWTH FUND         FUND
                                                                 --------------  --------------  ---------------
                                                                 INVESTMENTS IN  INVESTMENTS IN   INVESTMENTS IN
                                                                   SECURITIES      SECURITIES       SECURITIES
                                                                 --------------  --------------  ---------------
Beginning Balance - May 1, 2008 ...............................    $6,679,166      $13,209,186     $1,293,081
   Net realized gain (loss) ...................................         2,796               --             --
   Net change in unrealized appreciation
      (depreciation) ..........................................      (992,680)      (1,956,183)      (745,864)
   Net purchases (sales) ......................................        (2,796)              --         14,501
   Transfers in and/or out of Level 3 .........................            --               --             --
                                                                   ----------      -----------     ----------
Ending Balance ................................................    $5,686,486      $11,253,003     $  561,718
                                                                   ==========      ===========     ==========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .........    $ (970,313)     $(1,956,183)    $ (745,864)
                                                                   ==========      ===========     ==========

                                                                                   FRANKLIN SMALL-     FRANKLIN
                                                                 FRANKLIN NATURAL      MID CAP         STRATEGIC
                                                                  RESOURCES FUND     GROWTH FUND      INCOME FUND
                                                                 ----------------  ---------------  --------------
                                                                  INVESTMENTS IN    INVESTMENTS IN  INVESTMENTS IN
                                                                     SECURITIES       SECURITIES      SECURITIES
                                                                 ----------------  ---------------  --------------
Beginning Balance - May 1, 2008 ...............................     $ 3,339,531      $  3,012,662      $ 3,873
   Net realized gain (loss) ...................................              --       (16,635,019)          --
   Net change in unrealized appreciation
      (depreciation) ..........................................      (4,261,685)       13,692,509       (3,873)
   Net purchases (sales) ......................................       2,853,000                --           --
   Transfers in and/or out of Level 3 .........................       1,396,824                --           --
                                                                    -----------      ------------      -------
Ending Balance ................................................     $ 3,327,670      $     70,152      $    --
                                                                    ===========      ============      =======
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .........     $(4,261,685)     $   (102,040)     $(3,873)
                                                                    ===========      ============      =======


                    48 | Quarterly Statements of Investments

Franklin Strategic Series

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Trust believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

CURRENCY

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
KZT - Kazakhstani Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
VND - Vietnamese Dong

SELECTED PORTFOLIO

ADR   - American Depository Receipt
BHAC  - Berkshire Hathaway Assurance Corp.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GO    - General Obligation
ID    - Improvement District
L/C   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance Corp.
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
SF    - Single Family
USD   - Unified/Union School District

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 49



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009